1933 Act File No. 33-89754
                           1940 Act File No. 811-8992

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                   ----

      Pre-Effective Amendment No.         ........................

      Post-Effective Amendment No.  7  ...........................    X
                                   ----                            ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ----

      Amendment No.   8   ..........................................     X
                    ------                                            ----

                             FUNDMANAGER PORTFOLIOS
                          (formerly, FUNDMANAGER TRUST)
               (Exact Name of Registrant as Specified in Charter)

                Federated Investors Tower Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           Victor R. Siclari, Esquire
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

__  immediately upon filing pursuant to paragraph (b)
      on ____________ pursuant to paragraph (b)
 X 60 days after filing pursuant to paragraph (a) (i) on ____________ pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

X _ filed the Notice required by that Rule on November 26, 1996; or intends to file the Notice required by that Rule on or about ____________; or during the most recent fiscal year did not sell any securities pursuant to
Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                                 Copies to:

John J. Danello                                 Edward T. O'Dell, P.C
Freedom Capital Management Corporation          Goodwin, Procter & Hoar
One Beacon Street                               One Exchange Place
Boston, Massachusetts 02108                     Boston, Massachusetts 02109

                              CROSS-REFERENCE SHEET

      This Amendment to the Registration Statement of FUNDMANAGER PORTFOLIOS (formerly, FundManager Trust)),which is comprised of six Portfolios: (1) Aggressive Growth Portfolio, consisting of two classes of shares (a) Financial Adviser Class and (b) No-Load Class; (2) Growth Portfolio, consisting of two classes of shares (a) Financial Adviser Class and (b) No-Load Class; (3) Growth with Income Portfolio, consisting of two classes of shares (a) Financial Adviser Class and (b) No-Load Class; (4) Bond Portfolio, consisting of two classes of shares (a) Financial Adviser Class and (b) No-Load Class; (5) Managed Total Return Portfolio, consisting of one class of shares (a) Financial Adviser Class, and (6) International Portfolio, consisting of two classes of shares (a) Financial Adviser Class and (b) No-Load Class relates only to International Portfolio and is comprised of the following (The remaining references to other portfolios have been kept for easier cross reference.):

PART A.         INFORMATION REQUIRED IN A PROSPECTUS.




                                                      Prospectus Heading
                                                      (Rule 404(c) Cross Reference)

Item 1.   Cover Page..................................(1-6) Cover Page.
Item 2.   Synopsis....................................(1-6) Summary of Fund Expenses.
Item 3.   Condensed Financial
           Information................................(1-5) Financial Highlights; (1-6) Performance Information.
Item 4.   General Description of
           Registrant.................................(1-6) FundManager
                                                      Portfolios; (1-5)
                                                      Investment
                                                      Objectives; (6)
                                                      Investment
                                                      Objective; (1-6)
                                                      Investments of and
                                                      Investment
                                                      Techniques
                                                      Employed By Mutual
                                                      Funds in which the
                                                      Portfolio May
                                                      Invest; (1-6)
                                                      Investment
                                                      Policies and
                                                      Restrictions;
                                                      (1-5) Risks and
                                                      Other
                                                      Considerations;
                                                      (6) Additional
                                                      Risks and Other
                                                      Considerations;
                                                      (1-6)
                                                      Capitalization.
Item 5.   Management of the Fund                      (1-6) Management of FundManager Portfolios; (1-6) The Adviser;
                                                      (1-6) The Administrator; (1-6) The Distributors;(1-5)
                                                      Custodian and Transfer Agent; (6) Custodian;
                                                      (6) Transfer Agent, Dividend Disbursing Agent, and Shareholder
                                                       Servicing Agent; (1a-5a,6) Service Organizations;
                                                      (1-6) Other Expenses; (1-6) Portfolio Transactions.
Item 6.   Capital Stock and Other
           Securities.................................(1-6) Dividends, Distributions and Taxes; (1-6) Voting;
                                                      (1-6) Shareholder Inquiries.
Item 7.   Purchase of Securities Being
           Offered....................................(1-6) The Distributors;(1-6) Determination of Net Asset
                                                       Value;(1-6) Purchase of Shares;  (1a-5a, 6) Retirement Plans;
                                                      (1a-5a,6) Individual Retirement Accounts;
                                                      (1a-5a,6) Defined Contribution Plan; (1a-5a,6) Exchange
                                                      Privilege; (1b-4b,6) FundManager Advisory Program.
Item 8.   Redemption or Repurchase....................(1-6) Redemption of Shares; (1a-5a,6) Redemption of Shares
                                                      Purchased Through a Distributor or Authorized Securities Dealer;
                                                      (1b-5b) Redemption of Shares Purchased
                                                      Through a Distributor; (1-5) Direct Redemption; (6) Financial
                                                      Adviser Class; (1a-5a,6) Redemption By Wire or Telephone;
                                                      (1a-5a,6) Systematic Withdrawal Plan; (6)
                                                      Limits on Redemptions.


Item 9.   Legal Proceedings                           None.






PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.


Item 10.          Cover Page..................................(1-6) Cover Page.
Item 11.          Table of Contents...........................(1-6) Table of Contents.
Item 12.          General Information and
                   History                                    (1-6) Other Information.
Item 13.          Investment Objectives and
                   Policies...................................(1-6) Investment Policies; (1-6) Investment Restrictions.
Item 14.          Management of the Fund                      (1-6) Management; (1-6) Trustees Compensation.
Item 15.          Control Persons and Principal
                   Holders of Securities......................(1-6) Management; (1-6) Other Information.
Item 16.          Investment Advisory and Other
                   Services...................................(1-6) Management; (1-6) Investment Adviser
Item 17.          Brokerage Allocation........................(1-6) Portfolio Transactions.
Item 18.          Capital Stock and Other
                   Securities                                 (1-6) Other Information.
Item 19.          Purchase, Redemption and
                   Pricing of Securities Being
                   Offered....................................(1-6) See Part A
Prospectus - Purchase of Shares; (1-6) See Part A Prospectus - Redemption of
Shares; (1-6) See Part A Prospectus - Determination of Net Asset Value.

Item 20.          Tax Status..................................(1-5) See Part A Prospectus - Dividends, Distributions and
                                                               Taxes; (6) The Portfolio's Tax Status.
Item 21.          Underwriters                                (1-6) Management; (1-6) Administrator; (1-6) Distributors;
                                                              (6) Service Organizations.
Item 22.          Calculation of Performance
                   Data.......................................(1-6) Other Information; (1-6) Performance Information.
Item 23.          Financial Statements........................Not applicable.



INTERNATIONAL PORTFOLIO
(A PORTFOLIO OF FUNDMANAGER PORTFOLIOS)
   FINANCIAL ADVISER CLASS
   NO-LOAD CLASS
 ONE BEACON STREET, BOSTON, MASSACHUSETTS 02108

GENERAL INFORMATION: (800) 344-9033 (TOLL FREE)

FundManager Portfolios (the "Trust") is an open-end management investment company consisting of six separate diversified series with different investment objectives. Each Portfolio (except for Managed Total Return Portfolio) offers two classes of shares. This prospectus offers investors interests in the International Portfolio (the "Portfolio"), a diversified portfolio of FundManager Portfolios. The shares offered by this Prospectus are the Financial Adviser Class and the No-Load Class of shares ("Shares"). Interests in the other portfolios are offered in separate combined prospectuses.

The investment objective of the Portfolio is to provide long-term capital appreciation. Current income is of secondary importance. The Portfolio seeks to achieve its objective by investing in shares of open-end and closed-end management investment companies (commonly called mutual funds), that invest internationally. This policy involves certain expenses in addition to those applicable to direct investment in mutual funds. See "Risks and Other Considerations -- Expenses." The M.D. Hirsch Division of Freedom Capital Management Corporation ("Freedom Capital Management" or the "Adviser") continuously manages the Portfolio's investment portfolio.

Financial Adviser Class Shares of the Portfolio are offered for sale at net asset value by Edgewood Services, Inc. ("Edgewood"), Freedom Distributors Corporation ("Freedom Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro") (collectively, the "Distributors") as an investment vehicle for individuals, institutions, corporations and fiduciaries. The Portfolio pays expenses related to the distribution of its Financial Adviser Class Shares. See "Management of the Trust -- The Distributors."

No-Load Class Shares of the Portfolio are only offered for sale at net asset value by Tucker Anthony and Sutro to participants in the FundManager Advisory Program (the "Program"). The Program is an investment advisory service that directly provides to investors asset allocation recommendations with respect to the portfolios of the Trust based on an evaluation of an investor's investment objectives and risk tolerances. See "Purchase of Shares."

INVESTMENTS IN THE PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE PORTFOLIO IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This prospectus sets forth concisely the information a prospective investor should know before investing in the Portfolio. A Statement of Additional Information (the "SAI") dated _______, 1997, and as supplemented from time to time containing additional and more detailed information about the Portfolio has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this prospectus. You may request a copy of the SAI, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by writing or calling the Trust at the address and information number printed above. The SAI, material incorporated by reference into this document, and other information regarding the Portfolio is maintained electronically with the SEC at internet web site (http://www.sec.gov).

This Prospectus should be read and retained for information about the Portfolio.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

              THE DATE OF THIS PROSPECTUS IS _____________, 1997.

Table of Contents
------------------------------------------------------------------------------I

Summary of Portfolio Expenses                  1
Highlights                                     2
FundManager Portfolios                         4
Investment Objective                           4
Investments of and Investment Techniques
  Employed by Mutual Funds in which the Portfolio may Invest       5
    Derivatives                               11
    Investment Policies and Restrictions      14
Additional Risks and Other Considerations     15
    Expenses                                  16
Management of FundManager
  Portfolios                                  17
    Adviser                                   17
    Administrator                             18
    Distributors                              18
    Custodian                                 19
    Transfer Agent, Dividend Disbursing Agent, and Shareholder Servicing
     Agent                                    19
    Service Organizations                     19
    Other Expenses                            19
    Portfolio Transactions                    20
    Determination of Net Asset Value          20

Purchase of Shares                            21
    Purchases by Clients of the Distributors or Authorized Securities Dealers 22
    FundManager Advisory Program - No Load Class     22
    Financial Adviser Class                   23
    Automatic Investment Plan                 23
    Retirement Plans                          24
    Individual Retirme Accounts               24
    Defined Contribution Plan                 24
Exchange Privilege                            24
Redemption of Shares                          25
    Redemption of Shares Purchase Through a Distributor or Authorized
          Securities Dealer                   25
    Direct Redemption                         25
    Financial Adviser Class                   25
    Redemption by Wire or Telephone           26
    Systematic Withdrawal Plan                26
    Limits on Redemptions                     26
Dividends, Distributions and Taxes            27
    Other Information                         29
    Shareholder Inquires                      30
    Description of Bond Ratings               30

1

International Portfolio
Summary of Portfolio Expenses

The following table illustrates the expenses and fees that a shareholder of each class of the Portfolio will incur.



Annual Operating Expenses
(As a percentage of projected average net assets)           Financial Adviser                 No-Load
                                                                      Class                    Class
                                                            --------------------------------------------------
Management Fees                                                       0.50%                    0.50%
                                                                      -----                    -----
Distribution and Shareholder Service Expenses (1)                     0.50%                     None
                                                                      -----                     ----
Other Expenses                                                        0.96%                    0.96%
                                                                      -----                    -----
   Total Portfolio Operating Expenses                                 1.96%                    1.46%
                                                                      -----                    -----


(1) The maximum distribution and shareholder service fee is 0.50% and is assessed only on the Financial Adviser Class. Under rules of the National Assocation of Security Dealers, Inc., (the "NASD"), a 12b-1 fee may be treated as a sales charge for certain purposes under those rules. Because the 12b-1 fee is an annual fee charged against the assets of the Financial Adviser Class, long-term shareholders may indirectly pay more total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the NASD. See "Management - Distributors" in the Prospectus.

Total Portfolio Operating Expenses in the table above are based on expenses expected during the fiscal year ending September 30, 1998. The Total Portfolio Operating Expenses are estimated to be 2.39% for the Financial Adviser Class and 1.89% for the No-Load Class absent the voluntary waiver of a portion of the administrative fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management." Wire-transferred redemptions may be subject to an additional fee.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

The portfolio charges no redemption fees.

                                        Financial Adviser             No-Load
                                              Class                    Class
                                     -------------------------------------------
1 year.............................            $20                      $15
                                               ---                      ---
3 years. ..........................            $62                      $46
                                               ---                      ---

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the fiscal year ending September 30, 1998.

HIGHLIGHTS

FUNDMANAGER PORTFOLIOS                        PAGE

The Trust is a Delaware business trust which consists of six separate series:
Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio, Managed Total Return Portfolio and International Portfolio. Each Portfolio seeks to achieve its investment objective by investing in mutual funds registered with the SEC.

INVESTMENT OBJECTIVE                PAGE

International Portfolio seeks long-term capital appreciation with current income as a secondary consideration. The mutual funds in which the Portfolio invests may invest in securities which entail certain risks. These risks are described in "Investments of and Investment Techniques employed by Mutual Funds in Which the Portfolio May Invest."

RISKS AND OTHER CONSIDERATIONS          PAGE

Investing through the Portfolio in an underlying portfolio of open-end and closed-end mutual funds ("underlying funds") involves certain additional expenses and certain tax results which would not be present in a direct investment in mutual funds. See "Expenses" and "Dividends, Distributions and Taxes." In addition, Federal law imposes certain limits on the purchases of mutual fund shares by the Portfolio.

MANAGEMENT OF FUNDMANAGER PORTFOLIOS                                PAGE

The Trust has retained Freedom Capital Management to act as its investment adviser. For its services, the Adviser receives from the Portfolio a fee at the annual rate of 0.50% of the Portfolio's average daily net assets up to $500 million and 0.40% of its average daily net assets in excess of $500 million. See "The Adviser."

The Trust has retained Federated Administrative Services ("FAS") to provide certain management and administrative services to the Portfolio. For these services, the Portfolio pays FAS a fee at the annual rate of 0.150% of the first $250 million of the Portfolio's average daily net assets, 0.125% of the next $250 million of such assets, 0.100% of the next $250 million of such assets, and 0.075% of such assets in excess of $750 million. See "The Administrator."

With respect to the Financial Adviser Class, the Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), under which the Portfolio will reimburse the Distributors (in amounts up to 0.50% of the Portfolio 's average daily net assets attributable to the Financial Adviser Class) for marketing costs and payments to other organizations for services rendered in distributing the Financial Adviser Class Shares. In addition, Freedom Distributors and Edgewood may receive additional compensation in connection with the Portfolio's purchases of mutual funds. See "Portfolio Transactions."

The Trust also contracts with various organizations to provide administrative services for the Financial Adviser Class, such as maintaining shareholder accounts and records. The Portfolio pays fees to these organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Financial Adviser Class Shares owned by shareholders with whom the organization has a servicing relationship.

PURCHASE OF SHARES                                    PAGE

Financial Adviser Class Shares of the Portfolio are offered at net asset value by the Distributors as an investment vehicle for individuals, institutions, corporations and fiduciaries. Purchases of No-Load Class Shares by participants in the Program must be through a brokerage account maintained with the Distributors.

The minimum initial investment for investors purchasing No-Load Class Shares through the Program is $50,000. The minimum initial investment for other qualified investors in No-Load Class Shares and investors in Financial Adviser Class Shares is $1,000, except that the minimum initial investment for an Individual Retirement Account ("IRA") is $250. The minimum subsequent investment is $100. The Trust may issue shares of the Portfolio in exchange for mutual fund shares meeting the Portfolio's investment objective, as determined by the Adviser.

REDEMPTION OF SHARES                      PAGE
Shares may be redeemed at their next determined net asset value. See "Determination of Net Asset Value." Redemptions may be made by letter or wire. The Trust reserves the right to redeem, upon not less than 30 days' notice, all Shares of the Portfolio in an account (other than an IRA) which has a value below $500.

DIVIDENDS, DISTRIBUTIONS AND TAXES               PAGE
International Fund Portfolio will distribute net investment income annually. The Portfolio will distribute any net realized capital gains at least annually unless otherwise instructed. All dividends and distributions generally will be reinvested automatically at net asset value in additional Shares.

FUNDMANAGER PORTFOLIOS

The Trust was organized as a Delaware business trust on February 7, 1995, and is an open-end management investment company registered under the 1940 Act consisting of six separate diversified series - Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio, Managed Total Return Portfolio and International Portfolio. Investment in shares of one or more of the Portfolios involves risks and there can be no assurance that the Portfolios' investment objectives will be achieved.

INVESTMENT OBJECTIVE

The Portfolio's investment objective and certain of its related policies and activities are fundamental and may not be changed by the Board of Trustees (the "Trustees") of the Trust without approval of the shareholders of the Portfolio. The investment objective of the Portfolio is long-term capital appreciation; current income is a secondary, non-fundamental consideration.

The Portfolio seeks to achieve its investment objective by investing primarily in shares of international mutual funds. Under normal market conditions, and as a non-fundamental investment policy, the Portfolio will invest at least 65% of its total assets in international equity funds (those funds that invest primarily in foreign common stocks, or foreign securities convertible into or exchangeable for common stock). The remaining assets of the Portfolio may consist of international bond funds (those funds that invest primarily in foreign government and corporate bonds) or global bond or stock funds. International funds invest primarily in the securities of companies or issuers located in at least three countries other than the United States. Global funds invest primarily in securities of companies or issuers located in at least three countries, including the United States. The Portfolio may also invest in closed-end investment companies and unit investment trusts with similar investment emphasis. (Unlike open-end funds that offer and sell their shares at net asset value plus any applicable sales charge, the shares of closed-end funds and unit investment trusts may trade at a market value that represents a premium, discount, or spread to net asset value.)

The underlying funds will typically have an investment objective of long-term capital growth or appreciation with current income typically of secondary importance. Investment in foreign securities entails unique risks in addition to the risks involved in investing in domestic securities. In addition, foreign securities investments may include investments in developing or emerging market countries, which tend to have economic, political and social structures that are less stable than developed market countries. The risks of investing in foreign securities as well as developing or emerging markets are described further under "Investments Of And Investment Techniques Employed By Mutual Funds In Which The Portfolio May Invest." All of the underlying funds in which the Portfolio invests must be registered under the 1940 Act.

The Portfolio may invest in underlying funds which limit their corporate bond investments to investment grade category, which are rated within one of the four highest quality grades assigned by a nationally recognized statistical rating organization ("NRSRO") such as Standard and Poor's ("S&P) or Moody's Investors Service, Inc. (`Moody's") or underlying funds which invest in corporate bond investments which are unrated but are deemed by an underlying fund's investment adviser to be of comparable quality. The Portfolio may also invest in underlying funds which invest in corporate bonds which are not considered investment grade bonds (commonly referred to as "junk bonds") by an NRSRO or which are unrated, and thus may carry a greater degree of risk than bonds considered investment grade. These ratings may indicate that the bonds are predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may indicate that the issuer soon may be or currently is in default. The risks associated with these investments are described below under "High Yield Securities."

At times, for temporary defensive purposes when warranted by general economic and financial conditions, the Portfolio may invest up to 100% of its total assets in money market mutual funds or invest directly in (or enter into repurchase agreements maturing in seven days or less with banks and broker-dealers with respect to) short-term debt securities, including U.S. Treasury bills and other short-term U.S. government securities, commercial paper, certificates of deposit and bankers' acceptances. The underlying funds may also have a similar temporary defensive investment policy. However, except when the Portfolio is in a temporary defensive investment position or as may be considered necessary to accumulate cash in order to satisfy minimum purchase requirements of the underlying funds or to meet anticipated redemptions, the Portfolio normally will maintain its assets invested in underlying funds.

The underlying funds in which the Portfolio invests may invest up to 100% of their assets in securities of foreign issuers and engage in foreign currency transactions with respect to these investments; invest up to 15% or more of their assets in illiquid securities (excluding Rule 144A securities which are deemed illiquid by the Trustees) ("Illiquid Securities"); invest their assets in warrants; lend their portfolio securities; sell securities short; borrow money in amounts up to one-third of their assets for investment purposes (i.e., leverage their portfolios); write (sell) or purchase call or put options on securities or stock indexes; concentrate more than 25% of their assets in one industry; invest up to 100% of their assets in master demand notes; and enter into futures contracts and options on futures contracts. The risk associated with these investments are described in the "Investments Of And Investment Techniques Employed By Mutual Funds In Which The Portfolio May Invest."

INVESTMENTS OF AND INVESTMENT TECHNIQUES EMPLOYED BY MUTUAL FUNDS IN WHICH THE PORTFOLIO MAY INVEST

Foreign Securities. An underlying fund may invest up to 100% of its assets in securities of foreign issuers. There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. In addition, the value of the fund's foreign securities may be adversely affected by fluctuations in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments, including the possibility of expropriation, confiscatory taxation, exchange controls or other foreign governmental restrictions. In addition, income received by an underlying fund from sources within foreign countries, such as dividends and interest payable on foreign securities, may be subject to foreign taxes, including taxes withheld from payments on those securities. Moreover, the underlying funds will generally calculate their net asset values and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the New York Stock Exchange ("NYSE") is closed). Foreign securities in which the underlying funds may invest may be listed primarily on foreign stock exchanges which may trade on other days (such as Saturday or NYSE holidays). As a result, the net asset value of an underlying fund's portfolio may be significantly affected by such trading on days when the Adviser does not have access to the underlying funds and shareholders do not have access to the Portfolio. Under the 1940 Act, an underlying fund may maintain its foreign securities in custody of non-U.S. banks and securities depositories.

Other differences between foreign and U.S. companies include: less readily available market quotations on foreign companies; differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks; differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments; the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities, which could cause prices to be erratic for reasons apart from factors that affect the quality of securities; the likelihood that foreign securities may be less liquid or more volatile; unreliable mail service between countries; political or financial changes which adversely affect investments in some countries; certain markets may require payment for securities before delivery; and religious and ethnic instability.

To the extent that the Portfolio invests in underlying funds that invest primarily in the securities of issuers located in a single country, any political, economic or regulatory developments within that country will have a greater impact on the total value of the portfolio underlying funds than would be the case if the portfolio were diversified among the securities of more countries.

The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, or in issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. An underlying fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls would be considered illiquid if it appears reasonably likely that this process will take more than seven days.

With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the investments in those countries.

Brokerage commissions, custodial services, and other costs relating to foreign investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of an underlying fund to make intended security purchases due to settlement problems could cause the underlying fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses due to subsequent declines in value of the portfolio security or, if the underlying fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors. Investors are advised that when such policies are instituted, the Portfolio will abide by them, and the Portfolio anticipates compliance by the underlying funds.

         Depositary Receipts. An underlying fund may also invest in equity or debt securities of foreign issuers traded on the New York or American Stock Exchanges, other exchanges, or in the over-the-counter market in the form of sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs") (collectively, "Depositary Receipts"). ADRs are receipts typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign issuer. ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored Depositary Receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities. Ownership of unsponsored Depositary Receipts may not entitle the underlying funds to financial or other reports from the issuer of the underlying security, to which they would be entitled as the owner of sponsored Depositary Receipts.

         Emerging Markets. Generally included in emerging markets are all countries in the world except Australia, Canada, Japan, New Zealand, the United States, and most western European countries. The risks of investing in developing or emerging markets are similar to, but greater than, the risks of investing in the securities of developed international markets since emerging or developing markets tend to have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries.

         In certain emerging market countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. The economies of emerging market countries may be predominantly based on a few industries and may be highly vulnerable to change in local or global trade conditions. The securities markets of many of these countries also may be smaller, less liquid, and subject to greater price volatility than those in the United States. Some emerging market countries also may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market country currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which portfolio securities are denominated may have an adverse impact on the underlying fund, including the Portfolio. Finally, many emerging market countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies for individual emerging market countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of domestic product, inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Currency Risks. Because an underlying fund may purchase securities denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates could affect: the underlying fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the underlying fund, including the Portfolio. If the value of a foreign currency rises against the U.S. dollar, the value of the underlying fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of underlying fund assets denominated in that currency will decrease.

         The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental interpretation, speculation and other economic and political conditions. Although underlying funds value their assets daily in U.S. dollars, they generally do not convert their holdings of foreign currencies to U.S. dollars daily. When an underlying fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.

Illiquid Securities. Except as noted below, an underlying fund may invest not more than 15% of its net assets in securities for which there is no readily available market ("Illiquid Securities") which would include certain restricted securities the disposition of which would be subject to legal restrictions and repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between an underlying fund's decision to dispose of such securities and the time when the fund is able to dispose of them, during which time the value of the securities (and therefore the value of the underlying fund's shares held by the Portfolio) could decline. A closed-end investment company may have greater than 15% of its net assets in illiquid securities since closed-end funds are not required to redeem their shares under the 1940 Act.

Industry Concentration. An underlying fund may concentrate its investments within one industry. Because the scope of investment alternatives within an industry is limited, the value of the shares of such an underlying fund may be subject to greater market fluctuation than an investment in a fund which invests in a broader range of securities.

Master Demand Notes. Although the Portfolio itself will not do so, underlying funds (particularly money market mutual funds) may invest up to 100% of their assets in master demand notes. Master demand notes are unsecured obligations of U.S. corporations redeemable upon notice that permit investment by a fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund and the issuing corporation. Because they are direct arrangements between the fund and the issuing corporation, there is no secondary market for the notes. However, they are redeemable at face value, plus accrued interest, at any time.

Repurchase Agreements. Underlying funds, particularly money market funds, may enter into repurchase agreements with banks and broker-dealers under which they acquire securities subject to an agreement with the seller to repurchase the securities at an agreed upon time and price. The Portfolio also may enter into repurchase agreements. These agreements are considered under the 1940 Act to be loans by the purchaser collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, the underlying fund may experience delay or difficulties in exercising its rights to dispose of the securities held as collateral and might incur a loss if the value of the securities should decline. For a more complete discussion of repurchase agreements, see "Investment Policies" in the SAI.

Loans Of Portfolio Securities. An underlying fund may lend its portfolio securities provided it complies with the following general requirements: (i) the loan is secured continuously by collateral consisting of liquid securities or cash or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the fund may at any time call the loan and obtain the return of the securities loaned; (iii) the fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. Closed-end funds may have a greater percentage of their assets on loan.

Short Sales. An underlying fund may sell securities short. In a short sale, the fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the fund may also have to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The underlying fund also must deposit in a segregated account (or earmark) an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
(b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the underlying fund must maintain daily the segregated account at such a level that (i) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of an underlying fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

The underlying fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the underlying fund replaces the borrowed security. The underlying fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the underlying fund may be required to pay in connection with a short sale.

A short sale is "against the box" if at all times when the short position is open the underlying fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for federal income tax purposes.

Foreign Currency Transactions. In connection with its portfolio transactions in securities traded in a foreign currency, an underlying fund may enter into forward contracts to purchase or sell an agreed upon amount of a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an arrangement, concurrently with the entry into a contract to acquire a foreign security for a specified amount of currency, the fund would purchase with U.S. dollars the required amount of foreign currency for delivery at the settlement date of the purchase; the fund would enter into similar forward currency transactions in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received, the normal range of which is three to 14 days. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurately any potential gain which might result should the value of such currency increase during the contract period.

Leverage Through Borrowing. An underlying fund may borrow up to one-third of the value of its net assets on an unsecured basis from banks to increase its holdings of portfolio securities. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds. Closed-end funds may borrow a greater percentage of their assets.

Warrants. An underlying fund may invest in warrants, which are options to purchase equity securities at specific prices valid for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price and the right to purchase the underlying security.

High Yield Securities. An underlying fund may invest in high yield, high risk securities. Investing in high yield, high risk securities (also called "junk bonds") involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield, high risk securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

High yield, high risk securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield, high risk securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield, high risk security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield, high risk securities defaults, a fund may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

The secondary markets on which high yield, high risk securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of a fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield, high risk securities, especially in a thinly traded market.

There may be special tax considerations associated with investing in high yield, high risk securities structured as zero coupon or payment-in-kind securities. A fund records the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. A fund will be required to distribute all or substantially all such amounts annually and may have to obtain the cash to do so by selling securities which otherwise would continue to be held. Shareholders will be taxed on these distributions.

The use of credit ratings as the sole method of evaluating high yield, high risk securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield, high risk securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

DERIVATIVES

An underlying fund may invest in the following instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index.

Options Activities. An underlying fund may write (i.e., sell) listed call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if the fund owns the optioned securities. When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

A fund may purchase a call on securities only to effect a "closing purchase transaction" which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the fund on which it wishes to terminate its obligation. If the fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the fund expires (or until the call is exercised and the fund delivers the underlying security).

An underlying fund also may write and purchase put options ("puts"). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period. When a fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index puts which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.


An underlying fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by an underlying fund are traded on U.S. and foreign exchanges or over-the-counter.



A fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option. In this regard, trading in options on certain securities (such as U.S. government securities) is relatively new so that it is impossible to predict to what extent liquid markets will develop or continue.

The underlying fund's custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the fund has written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation ("OCC") has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

Futures Contracts. An underlying fund may enter into futures contracts for the purchase or sale of debt securities, foreign currencies, and stock indexes. A futures contract is an agreement between two parties to buy and sell a security, foreign currencies, or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a fund holds long-term U.S. government securities and it anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the fund's portfolio securities declined, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize. Futures contracts for foreign currencies are similarly structured to provide a hedge against fluctuations in foreign currency.

A stock index futures contract may be used to hedge an underlying fund's portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates, foreign currency exchange rates, or stock price movements may result in a poorer overall performance for the fund than if it had not entered into futures contracts on debt securities, foreign currencies, or stock indexes.

In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

Options On Futures Contracts. A fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The fund may purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

As with options on securities, the holder of an option may terminate his position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The fund is required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above and, in addition, net option premiums received will be included as initial margin deposits. In addition to the risks which apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the fund when the use of futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

Hedging. An underlying fund may employ many of the investment techniques described in this section not only for investment purposes which may be considered speculative, but also for hedging purposes. For example, an underlying fund may purchase or sell put and call options on common stocks to hedge against movements in individual common stock prices, or purchase and sell stock index futures and related options to hedge against marketwide movements in common stock prices. Although such hedging techniques generally tend to minimize the risk of loss that is hedged against, they also may limit commensurately the potential gain that might have resulted had the hedging transaction not occurred. Also, the desired protection generally resulting from hedging transactions may not always be achieved.



INVESTMENT POLICIES AND RESTRICTIONS

The Portfolio has adopted certain fundamental investment policies (i.e., policies which may not be changed without the vote of a majority of the Portfolio's outstanding shares, as defined under "Other Information -- Voting") as well as certain investment policies which are not fundamental and therefore may be changed by the Trustees without shareholder approval. These policies reflect self-imposed standards or the requirements of federal law.

The Trust may, in the future, seek to achieve the Portfolio's investment objective by investing all of the Portfolio's assets in a no-load, diversified, open-end management investment company having substantially the same investment objective as the Portfolio. The Portfolio's investment policies permit such an investment. Shareholders will receive prior written notice with respect to any such investment.

Under the Portfolio's fundamental investment policies, the Portfolio may not invest more than 25% of its total assets in the securities of underlying funds which themselves concentrate (i.e., invest more than 25% of their assets) in any one industry. Nevertheless, through its investment in underlying funds, the Portfolio indirectly may invest more than 25% of its assets in one industry. The Portfolio also may not borrow money, except that a Portfolio may, as a temporary measure for extraordinary or emergency purposes, borrow from a bank in an amount not in excess of 5% of the Portfolio's total assets, or pledge or hypothecate its assets, except that the Portfolio may pledge not more than 5% of its total assets to secure such borrowings. The Portfolio will not make additional investments at any time during which it has outstanding borrowings.

Under the Portfolio's policies which are not fundamental, the Portfolio may ^(i) not purchase or otherwise acquire the securities of any open-end or closed end investment company (except in connection with a merger, consolidation, acquisition of substantially all of the assets or reorganization of another investment company) if, as a result, the Portfolio and all of its affiliates including the other Portfolios, would own more than 3% of the total outstanding stock of that company or (ii) not purchase a security which is not readily marketable if, as a result, more than 15% of the Portfolio's net assets would consist of such securities. For this purpose, securities which are not readily marketable include repurchase agreements having more than seven days to maturity (see "Investments of and Investment Techniques Employed by Mutual Funds in Which the Portfolio May Invest") and shares of an open-end investment company owned by the Portfolio in an amount exceeding 1% of the issuer's total outstanding securities. See "Additional Risks and Other Considerations."

The Portfolio may invest up to 5% of its net assets in repurchase agreements with banks and broker-dealers. This and other investment policies and restrictions are discussed in the SAI under the heading "Investment Policies."

The underlying funds in which the Portfolio invests may, but need not, have the same investment policies as the Portfolio. For example, although International Portfolio will not borrow money for investment purposes, it may invest its assets in an underlying fund which borrows money for investment purposes (i.e., engages in leveraging). The investments which may be made by underlying funds in which the Portfolio invests and the risks associated with those investments are described under "Investment Objective," "Investment Policies and Restrictions" and "Investments of and Investment Techniques Employed by Mutual Funds in Which the Portfolio May Invest."

ADDITIONAL RISKS AND OTHER CONSIDERATIONS

Any investment in a mutual fund involves risk and, although the Portfolio invests in a number of underlying funds, this practice does not eliminate investment risk. Moreover, investing through the Portfolio in an underlying portfolio of mutual funds involves certain additional expenses and certain tax results which would not be present in a direct investment in the underlying funds. See "Expenses" and "Dividends, Distributions and Taxes."

The Portfolio, together with the other Portfolios and any "affiliated persons" (as defined in the 1940 Act), may purchase only up to 3% of the total outstanding securities of any underlying fund. For this purpose, shares of underlying funds held by private discretionary investment advisory accounts managed by the Adviser will be aggregated with those held by the other Portfolios. Accordingly, when affiliated persons and other accounts managed by the Adviser hold shares of any of the underlying funds, each Portfolio's ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference.

The 1940 Act also provides that an underlying fund whose shares are purchased by the Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the underlying open-end fund's outstanding securities during any period of less than 30 days. Shares held by the Portfolio in excess of 1% of an underlying open-end fund's outstanding securities, therefore, will be considered not readily marketable securities which together with other such securities may not exceed 15% of the Portfolio's net assets. See "Investment Policies and Restrictions." These limitations are not fundamental investment policies and may be changed by the Trustees without shareholder approval.

Under certain circumstances, an underlying fund may determine to make payment of a redemption by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Portfolio may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying funds are made independently of the Trust and its Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to the Portfolio without accomplishing any investment purpose.

The Portfolio may purchase shares of both load and no-load underlying funds. To the extent an underlying fund offers multiple classes of shares, the Portfolio will purchase the share class available to it with the lowest sales charges. However, the Portfolio will not invest in shares of underlying funds which are sold with a contingent deferred sales charge.

Under the 1940 Act, a mutual fund must sell its shares at the price (including sales load, if any) described in its prospectus, and current rules under the 1940 Act do not permit negotiation of sales charges. Therefore, the Portfolio currently is not able to negotiate the level of the sales charges at which it will purchase shares of load funds, which may be as great as 8.5% of the public offering price (or 9.29% of the net amount invested). Nevertheless, when appropriate, the Portfolio will purchase such shares pursuant to (i) letters of intent, permitting it to obtain reduced sales charges by aggregating its intended purchases over time (generally 13 months from the initial purchase under the letter); (ii) rights of accumulation, permitting it to obtain reduced sales charges as it purchases additional shares of an underlying fund; and (iii) the right to obtain reduced sales charges by aggregating its purchases of several funds within a family of mutual funds. Based upon these privileges, it is expected that, in the majority of cases, the sales charges paid by the Portfolio on a load fund purchase will not exceed 1% of the public offering price (1.01% of the net amount invested). See "Portfolio Transactions."

Under certain circumstances, a sales charge incurred by the Portfolio in acquiring shares of an underlying fund may not be taken into account in determining the gain or loss for federal income tax purposes on the disposition of the shares acquired. If shares are disposed of within 90 days from the date they were purchased and if shares of a new underlying fund are subsequently acquired without imposition of a sales charge or imposition of a reduced sales charge pursuant to a right granted to the Portfolio to acquire shares without payment of a sales charge or with the payment of a reduced charge, then the sales charge paid upon the purchase of the initial shares will be treated as paid in connection with the acquisition of the new underlying fund's shares rather than the initial shares.

EXPENSES

As an investor in the Portfolio, you should recognize that you may invest directly in mutual funds and that, by investing in mutual funds indirectly through the Portfolio, you will bear not only your proportionate share of the expenses of the Portfolio (including operating costs and investment advisory and administrative fees) but also, indirectly, similar expenses of the underlying funds. If you are an investor in the Portfolio through a managed account program and pay an advisory fee for asset allocation, you should recognize that the combined expenses of the program and of the Portfolio (including their indirect expenses) may involve greater fees and expenses than present in other types of investments without the benefit of professional asset allocation recommendations. In addition, if you are a shareholder of the Financial Adviser Class, you will bear your proportionate share of expenses related to the distribution of the Portfolio's Financial Adviser Class Shares, see "Management of the Trust -- The Distributors." As a Portfolio shareholder, you also may indirectly bear expenses paid by an underlying fund related to the distribution of its shares. As a Portfolio shareholder, you also will bear your proportionate share of any sales charges incurred by the Portfolio related to the purchase of shares of the underlying funds. Finally, as an investor, you should recognize that, as a result of the Portfolio's policies of investing in other mutual funds, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds. See "Dividends, Distributions and Taxes."

MANAGEMENT OF FUNDMANAGER PORTFOLIOS

The business and affairs of the Trust are managed under the direction of the Trustees. Additional information about the Trustees, as well as the Trust's executive officers, may be found in the SAI under the heading "Management Trustees and Officers."

THE ADVISER

Freedom Capital Management has its principal office at One Beacon Street, Boston, Massachusetts. The Adviser advises the Trust through the M.D. Hirsch Division of Freedom Capital Management. Michael D. Hirsch, Chairman of the M.D. Hirsch Division of Freedom Capital Management, has provided discretionary investment advisory services relating to investments in mutual funds to individual accounts since 1975.

Freedom Capital Management is an indirect, wholly-owned subsidiary of JHFSC Acquisition Corp. whose stock is held by the following companies in the approximate percentages: Thomas H. Lee Equity Fund III, L.P. (49%), a Massachusetts limited partnership; SCP Private Equity Partners, L.P. (13%), a Delaware limited partnership; John Hancock Subsidiaries, Inc. (4.9%), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company; and certain members of management and employees of John Hancock Freedom Securities Corporation (the direct parent of the Adviser and a subsidiary of JHFSC Acquisition Corp.) and its subsidiaries, including the Adviser (32%). Prior to November 29, 1996, Freedom Capital Management was an indirect, wholly-owned subsidiary of John Hancock Mutual Life Insurance Company ("John Hancock"). John Hancock is a major mutual life insurance company based in Boston, Massachusetts.

Pursuant to an Investment Advisory Contract, the Adviser is responsible for the investment management of the Portfolio's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Portfolio's investments directly with the issuers or with brokers or dealers, selected by it in its discretion, including Freedom Distributors and Edgewood. See "Portfolio Transactions." The Adviser also furnishes to the Trustees, which have overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Trust. For these services, the Adviser receives from the Portfolio a fee, payable monthly, at the annual rate of 0.50% of the Portfolio's average daily net assets up to $500 million and 0.40% of its average daily net assets in excess of $500 million.

Michael D. Hirsch is the Portfolio Manager of the Portfolio and is responsible for the day to day management of the Portfolio. Currently, Mr. Hirsch is Chairman of the M.D. Hirsch Division of Freedom Capital Management. Prior to February 21, 1995, Mr. Hirsch was the Vice Chairman and Managing Director of the M.D. Hirsch Division of Republic Asset Management. Mr. Hirsch served as President of M.D. Hirsch Investment Management, Inc. from February 1991 until June 1993 and Chief Investment Officer of Republic from 1981 until February 1991. Mr. Hirsch pioneered the concept of investing his clients' assets in a portfolio of mutual funds in 1975. Mr. Hirsch is now a noted authority on mutual funds and has authored two books, "Multifund Investing" in 1987 and "The Mutual Fund Wealth Builder" in 1991.

THE ADMINISTRATOR

FAS, a wholly-owned subsidiary of Federated Investors with its principal business offices at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Portfolio. FAS provides these at an annual rate which relates to the average aggregate daily net assets of the Portfolio as specified below:

MAXIMUM  ADMINISTRATIVE   AVERAGE AGGREGATE          FEE DAILY NET ASSETS

         .150%                               on the first $250 million
         .125%                               on the next $250 million
         .100%                               on the next $250 million
         .075%                               on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $75,000 per Portfolio and $35,000 per each additional class of shares. FAS may choose voluntarily to waive a portion of its fee or minimums from time to time in its sole discretion.

THE DISTRIBUTORS

The Trustees of the Trust have approved a Distribution Contract (the "Distribution Contract") between the Trust and each of Edgewood, Freedom Distributors , Tucker Anthony, and Sutro pursuant to which each will serve as a Distributor of the Trust and of the Shares of the Portfolio.

Edgewood, a registered broker/dealer, is a wholly-owned subsidiary of Federated Investors with principal business offices at Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 15230-0897. Freedom Distributors is a registered broker/dealer with principal business offices at One Beacon Street, Boston, Massachusetts 02108. Tucker Anthony is a brokerage firm which is a member of the New York Stock Exchange continuing an investment banking and brokerage business established in 1892. The principal business address of Tucker Anthony is One Beacon Street, Boston, Massachusetts 02108. Sutro is brokerage firm and a member of the New York Stock Exchange. The principal business address of Sutro is 201 California Street, San Francisco, California 94111. Freedom Distributors, Tucker Anthony, and Sutro are subsidiaries of John Hancock Freedom Securities Corporation. See description of "The Adviser" above. Pursuant to a Distribution Plan adopted by the Portfolio with respect to the Financial Adviser Class (the "Plan"), the Portfolio will reimburse the Distributors monthly (subject to a limit of 0.50% per annum of the Portfolio's average daily net assets attributable to the Financial Adviser Class) for costs and expenses incurred by the Distributors in connection with the distribution of Financial Adviser Class Shares and for the provision of certain shareholder services with respect to Financial Adviser Class Shares. Payments to the Distributors will be for various types of activities, including: (i) payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of Portfolio Shares and who provide shareholders with personal services and account maintenance services ("service fee"), (ii) payments to employees of the Distributors, and (iii) printing and advertising expenses. Such payments by the Distributors to broker-dealers may be in amounts up to 0.50% per annum of the Portfolio's average daily net assets attributable to the Financial Adviser Class, provided, however, that the service fee will be limited to 0.25% of the Portfolio's average daily net assets attributable to the Financial Adviser Class. The fees and reimbursements paid by the Portfolio to the Distributors may equal up to 0.50% of the Portfolio's average daily net assets attributable to the Financial Adviser Class, of which up to 0.25% of the Portfolio's average daily net assets may be paid for shareholder servicing expenses. Salary expense of salesmen who are responsible for marketing Financial Adviser Class Shares of the Portfolio and related travel expenses may be allocated to the Portfolio on the basis of average net assets attributable to the Financial Adviser Class.

Any payment by a Distributor or reimbursement of a Distributor by the Portfolio made pursuant to the Plan is contingent upon the Trustees' approval. The Portfolio will not be liable for distribution and shareholder servicing expenditures in any given year in excess of the maximum amount (0.50% per annum of the Portfolio's average daily net assets attributable to the Financial Adviser Class) payable under the Plan in that year. The Plan also permits the Distributors to receive and retain brokerage commissions with respect to portfolio transactions for underlying funds, including funds which have a policy of considering sales of their shares in selecting broker-dealers for the execution of their portfolio transactions.

The Distributors may provide promotional incentives to investment executives who support the sale of Shares of the Portfolio. In some instances, these incentives may be offered only to certain investment executives which provide services in connection with the sale or expected sale of significant amounts of Shares.

CUSTODIAN

State Street Bank and Trust Company ("State Street Bank") provides custodial and portfolio accounting services to the Trust and the Portfolio. The principal business address of State Street Bank is P.O. Box 8600, Boston, Massachusetts 02266-8600.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND SHAREHOLDER SERVICING AGENT

Federated Shareholder Services Company ("FSSC") maintains all necessary shareholder records.
All written correspondence, including purchase and redemption requests, changes of address and other shareholder account changes, should be sent to: FundManager Portfolios, c/o Federated Shareholder Services Company, P.O. Box 8609, Boston, Massachusetts, 02266-8609.

SERVICE ORGANIZATIONS

The Trust also contracts with various banks, trust companies, broker-dealers (other than the Distributors) or other financial organizations (collectively, "Service Organizations") to provide administrative services for the Financial Adviser Class such as maintaining shareholder accounts and records. The Portfolio pays fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.25% of the daily net asset value of the Portfolio's Financial Adviser Class Shares owned by shareholders with whom the Service Organization has a servicing relationship.

Some Service Organizations may impose additional or different conditions on their clients such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Trust or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Trust. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

OTHER EXPENSES

The Trust bears all costs of its operations other than expenses specifically assumed by the Administrator, Distributors or the Adviser. See "Management" in the SAI. Expenses directly attributable to a Portfolio or class are charged to that Portfolio or class; other expenses are allocated proportionately among the Portfolios or class, as the case may be, in relation to the net assets of each Portfolio or class.

PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Contract, the Adviser places orders for the purchase and sale of portfolio investments for the Portfolio's accounts with brokers or dealers, selected by it in its discretion, including Freedom Distributors and Edgewood. With respect to purchases of certain money market instruments, purchase orders are placed directly with the issuer or its agent. With respect to purchases of shares of underlying funds, the Portfolio may pay a sales charge. Sales charges of the underlying funds generally consist of two parts, the "dealer reallowance" (which typically comprises at least 80% of the amount of the charge and is paid to the broker participating in the sale of the underlying fund shares) and the underwriter's retention. To the extent permissible by law, Freedom Distributors and Edgewood will be designated as the participating brokers entitled to receive the dealer reallowance portion of the sales charge on purchases of load fund shares by the Portfolio. However, Freedom Distributors will not retain any dealer reallowance in excess of 1% of the public offering price on any transaction nor will it be designated as the broker entitled to receive the dealer reallowance portion of the sales charge where such reallowance would exceed 1% of the public offering price. With respect to purchases of underlying fund shares, the Adviser directs substantially all of the Portfolio's orders to either Freedom Distributors or Edgewood, which may, in its discretion, direct the order to other broker-dealers in consideration of sales of the Portfolio's shares, except where the direction to another broker-dealer would increase the dealer reallowance paid by a fund to Freedom Distributors above 1% of the public offering price.

Freedom Distributors and Edgewood may also assist in the execution of the Portfolio's purchase of underlying fund shares and they may receive additional compensation (such as distribution payments, shareholder servicing fees, and/or trailer fees) from the underlying funds or their underwriters. In providing execution assistance, Freedom Distributors and Edgewood receive orders from the Adviser; place them with the underlying fund's distributor, transfer agent or other person, as appropriate; confirm the trade, price and number of shares purchased; and assure prompt payment by the Portfolio and proper completion of the order. Payment of sales charges or other forms of compensation to Freedom Distributors or Edgewood is not a factor that the Adviser considers when selecting an underlying fund for purchase.

The Portfolio is actively managed and has no restrictions upon portfolio turnover, although its annual turnover rate is not expected to exceed 100%. A 100% annual portfolio turnover rate would be achieved if each security in the Portfolio's portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year. To the extent the Portfolio is purchasing shares of load funds, a higher turnover rate would result in correspondingly higher sales loads paid by the Portfolio. Trading also may result in realization of net short-term capital gains which would not otherwise be realized, and shareholders are taxed on such gains when distributed from the Portfolio at ordinary income tax rates. See "Dividends, Distributions and Taxes." There is no limit on the portfolio turnover rates of the underlying funds in which the Portfolio may invest.

DETERMINATION OF NET ASSET VALUE

The net asset value per Share of the Portfolio is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the NYSE, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Portfolio's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Net asset value per Share is calculated by dividing the aggregate value of the Portfolio's assets allocable to the each class less all liabilities by the number of each class' outstanding shares.

The assets of the Portfolio consist primarily of the underlying funds, which are valued at their respective net asset values under the 1940 Act. The underlying funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the boards of directors or trustees of the underlying funds. Money market mutual funds may use the amortized cost or penny-rounding methods to value their securities. Securities having 60 days or less remaining to maturity generally are valued at their amortized cost which approximates market value. Other assets of the Portfolio are valued at their current market value if market quotations are readily available and, if market quotations are not available, they are valued at fair value pursuant to methods established in good faith by the Trustees. Debt instruments having 60 days or less remaining to maturity are valued at their amortized cost.

PURCHASE OF SHARES

Financial Adviser Class Shares of the Portfolio are offered by the Distributors as an investment vehicle for individuals, institutions, corporations and fiduciaries. Financial Adviser Class Shares of the Portfolio may also be offered to participants in certain managed account programs who receive, for a fee at a maximum annual rate based upon a percentage of assets invested, certain services, including asset allocation recommendations with respect to investments in the Trust's portfolios based on an evaluation of the investment objective and risk tolerance of the investor. The Portfolio pays expenses related to the distribution of Financial Adviser Class Shares. See "Management of the Trust -- The Distributors."

The minimum initial investment in Financial Adviser Class Shares is $1,000, except that the minimum initial investment for an IRA is $250. The minimum subsequent investment is $100. There are no minimum investment requirements for FundManager prototype defined contribution plans.

No-Load Class Shares of the Portfolio are offered by the Distributors as an investment vehicle for individuals, institutions, corporations and fiduciaries in the Program offered by the Distributors. The participants in the Program receive, for a fee at a maximum annual rate based upon a percentage of assets invested, certain services, including asset allocation recommendations with respect to investments in the Trust's portfolios based on an evaluation of the investment objective and risk tolerance of the investor. No-Load Class Shares of the Portfolios are offered for sale at net asset value by the Distributors to participants in the Program.
No-Load Class Shares of the Portfolio may also be offered to employees through tax-deferred retirement plans of the Distributors and the Adviser.

Purchases of No-Load Class Shares of the Trust by participants in the Program must be through a brokerage account maintained with the Distributors. The minimum investment by participants in the Program is $50,000. The minimum initial investment for other qualified investors is $1,000, except that the minimum initial investment for an IRA is $250. The minimum subsequent investment is $100.

Prospectuses, sales material and applications relating to the Portfolio can be obtained from the Distributors.

The minimum initial investment is waived for purchases by Trustees, officers and employees of the Trust, the Adviser or a Distributor, including their immediate families and certain accounts. The Portfolio also reserves the right to vary the initial and subsequent investment minimums in Shares. All purchase payments are invested in full and fractional shares. The Trust and each Distributor are authorized to reject any purchase order.

For each shareholder of record, the Trust, as the shareholder's agent, establishes an open account to which all Shares purchased are credited together with any dividends and capital gains distributions which are paid in additional Shares. See "Dividends, Distributions and Taxes."

PURCHASES BY CLIENTS OF THE DISTRIBUTORS OR AUTHORIZED SECURITIES DEALERS

If you have a brokerage account or Program account with a Distributor or an authorized securities dealer, you may purchase Shares through your investment executive. Your investment executive has the responsibility of submitting your purchase order to FSSC on such day in order to obtain that day's applicable purchase price. Purchase orders received by FSSC after the time of determining that day's purchase price (generally 4:00 p.m., New York time), are priced according to the net asset value per share next determined on the following business day. Payment for purchase orders must be made to such Distributor or dealer within three business days of the purchase order.

The Distributor or your dealer will receive statements and dividends directly from the Portfolio and will in turn provide you with account statements reflecting the Portfolio's purchases, redemptions and dividend payments. If you wish additional information concerning your investment, please call your investment executive.

FUNDMANAGER ADVISORY PROGRAM - NO-LOAD CLASS

The Adviser, through the Program, provides discretionary advisory services in connection with investments among the Trust's portfolios. Under the Program, investment executives of the Distributors provide services to an investor by assisting the investor in identifying his or her financial objectives, preferences and risk tolerances through evaluation of a confidential questionnaire-Client Information Guide. Based on its evaluation of the investor's financial goals and circumstances, the Adviser allocates the investor's assets among Automated Cash Management Trust, California Municipal Cash Trust, New York Municipal Cash Trust money market funds and some or all of the Trust's portfolios. The Adviser will adjust each investor's Program portfolio among the money market funds and the portfolios from time to time based on its assessment of the economy, interest rates, the financial markets and macro-economic events worldwide. The Program is a continuing investment advisory program. Once a Program is active, the investor receives, at least quarterly, a report containing an analysis and evaluation of the investor's portfolio. Investment executives of the Distributors may review the quarterly report with the investor, monitor identified changes in the investor's financial characteristics and communicate any changes to the Adviser.

The Distributors are paid a quarterly fee for the services comprising the Program at the maximum annual rate of 1.35% of assets held in a Program account. Where the investor is a qualified retirement plan, a different fee schedule may apply. Investment executives of the Distributors will receive, and the Adviser may receive, a portion of any fee paid by Program clients. The Adviser also receives advisory fees from the Trust's portfolios. The Program fees may be subject to negotiation based on a number of factors including, but not limited to, the size of the Program account. The operating expenses of the money market fund and the Trust's portfolios, when combined with the Program fee, may involve greater fees and expenses than other mutual funds whose shares are purchased without the benefit of asset allocation recommendations rendered by investment advisers such as the Adviser.

For participants in the Program, No-Load Class Shares of the Portfolio may be purchased directly through the Distributors only after the completion and processing of the investor's Client Information Guide and applicable documents. The offering price is the net asset value per share next determined following receipt of an order by the Distributors.

FINANCIAL ADVISER CLASS

CERTAIN SERVICE ORGANIZATIONS AND OTHER INVESTORS -- PURCHASE BY CHECK OR WIRE

Purchase By Mail. If you do not have a brokerage account with a Distributor, you may purchase Financial Adviser Class Shares of the Portfolio directly by completing the Purchase Application included in this Prospectus and mailing it, together with a check written on a U.S. bank in a minimum amount of $1,000 payable to "International Portfolio", to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Investors wishing to purchase Financial Adviser Class Shares through their account at a Service Organization should contact the organization directly for appropriate instructions.

Subsequent purchases of $100 or more may also be made through FSSC by forwarding payment, together with the detachable stub from your account statement or a letter containing your account number.

Purchase By Wire. Service Organizations (on behalf of customers) may transmit purchase payments by wire directly to the Portfolio's Custodian at the following address:

State Street Bank and Trust Company, Boston, Massachusetts Attn: Transfer Agent ABA#011000028, Deposit Account. #2303-298-0. For further credit to FundManager Portfolios -- Financial Adviser Class (International Portfolio, account name, account #).

The wire order must specify the name of the Portfolio, the account name, number, confirmation number, address, social security or tax identification number (where applicable), amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. Where the initial purchase is by wire, an account number will be assigned and a Purchase Application must be completed and mailed to the Trust.

Investors making purchases through a Service Organization should be aware that it is the responsibility of the Service Organization to transmit orders for purchases of shares by its customers to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

AUTOMATIC INVESTMENT PLAN

The Trust offers a plan for regularly investing specified dollar amounts ($25 minimum in monthly, quarterly, semiannual or annual intervals) in Financial Adviser Class Shares of the Portfolio. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Portfolio and the investor's bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Portfolio, there may be a delay between the time of the bank withdrawal and the time the money reaches the Portfolio. The investment in the Portfolio will be made at the public offering price per share determined on the day that both the check and bank withdrawal data are received in required form by the Distributor. Further information about the plan may be obtained from FSSC at the telephone number listed on the back cover of the Prospectus.

RETIREMENT PLANS

The Trust offers Financial Adviser Class Shares of the Portfolio in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or a Distributor upon request. Before investing in shares of the Portfolio through one or more such plans, an investor should consult a tax adviser regarding the Federal income tax treatment of contributions to retirement plans, such as those listed below.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAs")

Shares of the Portfolio may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan is available from each Distributor naming State Street Bank as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or government-approved retirement plan. An IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or government-approved retirement plan may not be deductible depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover.

DEFINED CONTRIBUTION PLAN

Investors who are self-employed may purchase Financial Adviser Class Shares of the Portfolio for retirement plans for self-employed persons which are known as Defined Contribution Plans (formerly Keogh or H.R. 10 Plans). The Financial Adviser Class offers a prototype Defined Contribution Plan for Money Purchase or Profit Sharing Plans, 401(k) Plans, Simplified Employee Pension Plans (SEPs) and SAR (SEPs).

Section 401(k) Plan

Financial Adviser Class Shares of the Portfolio may be used as a vehicle for a cash or deferred arrangement designed to qualify under Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code").

Section 403(b) Plan

Financial Adviser Class Shares of the Portfolio may be used as vehicle for certain deferred compensation plans designed to qualify under Section 403(b) of the Code for use by employees of certain educational, non-profit hospital and charitable organizations.

Section 457 Plan

Financial Adviser Class Shares of the Portfolio may be used as a vehicle for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities and certain affiliates of such entities which enjoy special treatment.

EXCHANGE PRIVILEGE

By contacting their brokerage account executive, service organization or transfer agent, Financial Adviser Class shareholders may exchange some or all of their Portfolio Shares for Financial Adviser Class Shares of one or more of the Trust's other portfolios or shares of Automated Cash Management Trust -- Institutional Service Shares, New York Municipal Cash Trust or California Municipal Cash Trust (the "Fund" or "Funds," as the context requires) at net asset value. The Funds offer checkwriting at no charge. An exchange may result in a change in the number of shares held, but not in the value of such shares, immediately after the exchange. Each exchange involves the redemption of the portfolio or Fund shares to be exchanged and the purchase of the Financial Adviser Class Shares of the other portfolio or Fund. As a result, any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's Federal income tax return. The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states where such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the portfolios or Fund and consider the differences in investment objectives and policies before making any exchange.

For further information as to how to purchase or exchange Financial Adviser Class Shares, an investor should contact their Service Organization or Transfer Agent.

REDEMPTION OF SHARES

Upon receipt by the Trust of a redemption request in proper form, Shares of the Portfolio will be redeemed at the next determined net asset value. See "Determination of Net Asset Value." For the shareholder's convenience, the Trust has established several different direct redemption procedures.

REDEMPTION OF SHARES PURCHASED THROUGH A DISTRIBUTOR OR AUTHORIZED SECURITIES DEALER

In order to redeem your Shares purchased through a Distributor in the Program or through a brokerage account, you should advise your investment executive, by telephone or mail, to execute the redemption. Redemption requests received by the close of the NYSE (generally 4:00 p.m., New York time) are effective that day. Your investment executive has the responsibility of submitting your redemption request to FSSC on such day in order to obtain that day's applicable redemption price. There is no redemption charge. Redemption proceeds will be held in your brokerage account unless you give instructions to your investment executive to remit the proceeds to you.

DIRECT REDEMPTION

Direct redemptions are not available for Shares purchased through a Distributor's brokerage account. Any such redemption requests received will be forwarded to your investment executive who will process them as described above.

FINANCIAL ADVISER CLASS

Redemptions of Financial Adviser Class Shares may be made by letter to the Trust specifying the dollar amount or number of shares to be redeemed, and account number. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign) and all signatures must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Portfolio's transfer agent, however, may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program (currently known as "STAMP," "SEMP," or "NYSE MSP"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation. An investor may redeem shares in any amount by written request mailed to the Trust at the following address: FundManager Portfolios c/o Federated Shareholder Services Company P.O. Box 8609 Boston, Massachusetts 02266-8609

Checks for redemption proceeds normally will be mailed within three days, but will not be mailed until all checks in payment for the purchase of the shares to be redeemed have been cleared, which may take up to 15 days. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record.

REDEMPTION BY WIRE OR TELEPHONE

An investor may redeem Financial Adviser Class Shares by wire or by telephone if the investor has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Portfolio. These redemptions may be paid by the Portfolio by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or ended at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or broker at the time a request for a telephone redemption is effected: (i) shareholder's account number; (ii) shareholder's social security number; and
(iii) name and account number of shareholder's designated securities dealer or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

A Service Organization may request a wire redemption, provided a Wire Authorization Form is on file with the Trust. There is no charge to the Service Organization for wire redemptions. The proceeds of a wire redemption will be sent to an account with a Service Organization designated on the appropriate form. The Trust reserves the right to restrict or terminate wire redemption privileges. Proceeds of wire redemptions generally will be transferred within three days after receipt of the request.

SYSTEMATIC WITHDRAWAL PLAN

Any shareholder who owns Financial Adviser Class Shares of the Portfolio with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which the shareholder redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

LIMITS ON REDEMPTIONS

The Trust may suspend the right of redemption during any period when (i) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or
(iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of the Portfolio not reasonably practicable.

If the Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities (mutual fund shares or money market instruments) from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. The Trust will, however, redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal income tax purposes.

Because the Portfolio incurs fixed costs in maintaining shareholder accounts, the Portfolio reserves the right to redeem your account if its total value falls below $500 at the end of any month, unless the decrease is solely the result of a reduction in net asset value per share. If the Portfolio elects to redeem your account, it will notify you of its intention to do so and will provide you with an opportunity to increase your account by investing a sufficient amount to bring the account up to $500 or more within 30 days of the notice.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Code. In any year in which the Portfolio qualifies as a regulated investment company and distributes substantially all of its investment company taxable income (which includes, among other items, the excess of net short-term capital gains over net long-term capital losses) and its net capital gains (the excess of net long-term capital gains over net short-term capital losses), the Portfolio will not be subject to Federal income tax to the extent it distributes to shareholders such income and capital gains in the manner required under the Code. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Portfolio must distribute for each calendar year an amount equal to the sum of
(i) at least 98% of its net ordinary income (excluding any capital gains or losses) for the calendar year, (ii) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 of such year, and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. If a distribution is declared by the Portfolio in December to shareholders of record as of a specified date in December and paid by the Portfolio during January of the following calendar year, the distribution will be treated as a dividend paid during the calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio intends to distribute its income in accordance with this requirement to prevent application of the excise tax.

Each year the Trust will notify shareholders of the tax status of dividends and distributions.

Income received by the Portfolio from a mutual fund in the Portfolio's portfolio (including dividends and distributions of short-term capital gains), as well as interest received on money market instruments and net short-term capital gains received by the Portfolio on the sale of mutual fund shares, will be distributed by the Portfolio (after deductions for expenses) and will be taxable to shareholders as ordinary income. Because the Portfolio is actively managed and can realize taxable net short-term capital gains by selling shares of an underlying fund with unrealized portfolio appreciation, investing in the Portfolio rather than directly in the underlying funds may result in increased tax liability to the shareholder, since the Portfolio must distribute its gain in accordance with the rules in the Code. The Portfolio's ability to dispose of shares of mutual funds held less than three months may be limited by requirements relating to the Portfolio's qualification as a regulated investment company for federal income tax purposes.

Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) received by the Portfolio from mutual funds, as well as net long-term capital gains realized by the Portfolio from the purchase and sale (or redemption) of mutual fund shares or other securities held (generally) by the Portfolio for more than one year, will be distributed by the Portfolio and will be taxable to shareholders as long-term capital gains (even if the shareholder has held the shares for less than one year). However, if you receive a capital gains distribution and suffer a loss on the sale of your shares not more than six months after purchase, the loss will be treated as a long-term capital loss to the extent of the capital gains distribution received. The long-term capital gains, including distributions of net capital gains, are currently subject to a maximum federal tax rate of 28% which is less than the maximum rate imposed on other types of taxable income. Furthermore, capital gains may be advantageous because, unlike ordinary income, they may be offset by capital losses.

For purposes of determining the character of income received by the Portfolio when an underlying fund distributes net capital gains to the Portfolio, the Portfolio will treat the distribution as a long-term capital gain, even if it has held shares of the mutual fund for less than one year. However, any loss incurred by the Portfolio on the sale of that underlying fund's shares held for six months or less will be treated as a long-term capital loss to the extent of the gain distribution.

The tax treatment of distributions from the Portfolio is the same whether the distributions are received in additional Shares or in cash. Shareholders receiving distributions in the form of additional Shares will have a cost basis for Federal income tax purposes in each Share received equal to the net asset value of a Share of the Portfolio on the reinvestment date. The Portfolio may invest in underlying funds with capital loss carry-forwards. If such an underlying fund realizes capital gains, it will be able to offset the gains to the extent of its loss carry-forwards in determining the amount of capital gains which must be distributed to its shareholders. To the extent that gains are offset in this manner, the Portfolio will not realize gains on the related fund until such time as the underlying fund is sold.

Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisers as to the tax consequences of ownership of shares of the Portfolio in their particular circumstances.

The Portfolio generally will be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividends paid to shareholders if: (a) the payee fails to furnish the Trust with and to certify the payee's correct taxpayer identification number or social security number, (b) the Internal Revenue Service (the "IRS") notifies the Trust that the payee has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (c) the payee fails to certify that he or she is not subject to backup withholding.

International Portfolio will distribute investment company taxable income annually. The Portfolio will distribute any net realized capital gains at least annually. All dividends and distributions will be reinvested automatically at net asset value in additional shares of the Portfolio, unless you have notified the Portfolio in writing of your election to receive distributions in cash.

Income received by the underlying funds from sources within various foreign countries may be subject to foreign income taxes withheld at the source. Since less than 50% of the value of the Portfolio's total assets at the close of its taxable year is expected to consist of stock or securities of foreign corporations, the Portfolio is not permitted to elect to "pass through" to the Portfolio's shareholders the amount of foreign income taxes paid by the underlying funds. Each shareholder's respective pro rata share of foreign taxes paid by the underlying funds will, therefore, be netted against their share of the underlying fund's gross income.

The underlying funds' transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of the underlying funds' income distributions to constitute a return of capital for tax purposes or require the underlying fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.


 OTHER INFORMATION

Capitalization

The Trust (initially named FundManager Trust, and since renamed FundManager Portfolios) was organized as a Delaware business trust on February 7, 1995 as a successor, with respect to the Trust's other portfolios, to Republic Funds (formerly FundTrust) a Massachusetts business trust (organized on April 22,
1987). Republic Funds succeeded two previously existing Massachusetts business trusts, FundTrust Tax-Free Trust (organized on July 30, 1986) and FundVest (organized on July 17, 1984 and since renamed Fund Source). The Trust currently consists of six separately-managed portfolios each offering two classes of shares of beneficial interest, the Financial Adviser Class and the No-Load Class (except for Managed Total Return, which only offers Financial Adviser Class). The Trustees may establish additional portfolios and divide shares in each portfolio into additional classes in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the portfolios are fully paid, non-assessable and freely transferable.

Voting

Shareholders have the right to vote in the election of Trustees and on any and all matters on which by law or the provisions of the Master Trust Agreement they may be entitled to vote. When matters are submitted for shareholder vote, shareholders will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Trust portfolio or class is required on any matter affecting that Portfolio or class on which shareholders are entitled to vote. Shareholders of a Trust portfolio or class are not entitled to vote on Trust matters that do not affect the portfolio or class and do not require a separate vote of the Portfolio or class. The Trust is not required to hold regular annual meetings of its shareholders and does not intend to do so. See "Other Information -- Voting Rights" in the SAI.

 The Master Trust Agreement provides that the holders of not less than three-fourths of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of the Trust, a portfolio or class means the vote of the lesser of: (i) 67% of the shares of the Trust, Portfolio or class present at a meeting if the holders of more than 50% of the outstanding shares of the Trust, portfolio or class are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Trust, portfolio or class.

In compliance with applicable provisions of the 1940 Act, shares of the underlying funds owned by the Portfolio will be voted in the same proportion as the vote of all other holders of those shares.

Performance Information

The Trust may, from time to time, include quotations of the Portfolio's yield and total return in advertisements or reports to shareholders or prospective investors. Quotations of yield will be based on the investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period. Quotations of total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of 1, 5 and 10 years (up to the life of the Portfolio). All total return figures will reflect a proportional share of Portfolio expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid. Quotations of yield or total return reflect only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Yield and total return for a Portfolio will vary based on changes in market conditions and the level of the Portfolio's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

In connection with communicating the Portfolio's yield and total return to current or prospective shareholders, the Trust also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

For a more detailed description of the methods used to calculate the Portfolio's yield and total return, see the SAI.

SHAREHOLDER INQUIRES

All shareholder inquires should be directed to your investment executive or financial adviser, or call (800) 344-9033 (Toll Free).

DESCRIPTION OF BOND RATINGS

Excerpts from Moody's description of its bond ratings: Aaa -- judged to be the best quality. They carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds; A -- possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa -- considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba -- judged to have speculative elements, their future cannot be considered as well assured; B -- generally lack characteristics of the desirable investment; Caa -- are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca -- speculative in a high degree; often in default; C -- lowest rated class of bonds; regarded as having extremely poor prospects.

Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from S&P's description of its bond ratings: AAA -- highest grade obligations. Capacity to pay interest and repay principal is extremely strong; AA -- also qualify as high grade obligations. A very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree; A -- regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB -- regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the lowest degree of speculation and CC the highest.

S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

FUNDMANAGER PORTFOLIOS

THE FIRST FAMILY IN MULTIFUND INVESTING

INVESTMENT ADVISER
Freedom Capital Management Corporation
M.D. Hirsch Division
One Beacon Street
Boston, MA 02106

DISTRIBUTORS


Freedom Distributors Corporation
One Beacon Street
Boston, MA 02108

Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

FUNDMANAGER PORTFOLIOS
THE FIRST FAMILY IN MULTIFUND INVESTING

PROSPECTUS

______________, 1997


G0(/)




                             INTERNATIONAL PORTFOLIO
                      A Portfolio of FundManager Portfolios
                          (formerly, FundManager Trust)
                                One Beacon Street
                           Boston, Massachusetts 02108
                           Information: (800) 344-9033
                       STATEMENT OF ADDITIONAL INFORMATION
                         Financial Adviser Class Shares
                              No-Load Class Shares


FundManager Portfolios (the "Trust") is an open-end management investment company consisting of six separate series (the "Portfolios"). The Portfolios seek to achieve their objectives by investing in shares of other open-end investment companies -- commonly called mutual funds. Prior to May 8, 1995, the Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio, and Managed Total Return Portfolio were a diversified series of the Republic Funds (the "Predecessor Funds"), also an open-end management investment company. This Statement of Additional Information relates only to International Portfolio (the "Portfolio"). International Portfolio seeks long-term capital appreciation; current income is a secondary, non-fundamental consideration. Two classes of shares, the Financial Adviser Class and the No-Load Class (each a "Class" and collectively the "Classes"), of the International Portfolio are offered for sale. The Financial Adviser Class is offered for sale at net asset value by Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., Incorporated ("Sutro") Tucker Anthony, Sutro, Edgewood Services, Inc. ("Edgewood") and Freedom Distributors Corporation ("Freedom Distributors") (collectively, the "Distributors") as an investment vehicle for individuals, institutions, corporations and fiduciaries. The Financial Adviser Class pays a distribution fee in connection with the distribution of its shares pursuant to a Distribution Plan. The No-Load Class is offered for sale at net asset value by Tucker Anthony and Sutro to participants in the FundManager Advisory Program. This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the International Portfolio prospectus for the Financial Adviser Class and No-Load Class dated________ 1997. This Statement of Additional Information contains additional and more detailed information than that set forth in the prospectus and should be read in conjunction with the prospectus. You may request additional copies of the prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, without charge by writing or calling the Trust at the address and information number printed above. This Statement of Additional Information is dated__________, 1997.

Table of Contents
8

Investment Policies                                         1
   Foreign Securities                                       1
   Foreign Currency Hedging Transactions                    1
   U.S. Government Securities                               2
   Bank Obligations                                         2
   Commercial Paper                                         2
   Repurchase Agreements                                    3
Investment Limitations                                      3
Management                                                  4
   Trustees and Officers                                    4
   Trustee's Compensation                                   5
   Investment Adviser                                       6
   Administrator                                            6
   Distributors                                             7
   Service Organizations                                    7
   FundManager Advisory Program                             8
Portfolio Transactions                                      8
Other Information                                           8
   Capitalization                                           8
   The Portfolio's Tax Status                               8
   Voting Rights                                            8
   Performance Information                                  9
   Independent Auditors                                    10
   Counsel                                                 11

                               INVESTMENT POLICIES

Although the Portfolio invests primarily in the shares of other mutual funds, it also is authorized to invest for temporary defensive purposes or as may be considered necessary to accumulate cash for investments or to meet anticipated redemptions in a variety of short-term debt securities, including U.S. Treasury bills and other U.S. government securities, commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements with respect to such securities. The following information supplements the discussion of the investment objective and policies of the International Portfolio found under "Investment Objectives" in the prospectus. Foreign Securities

If an underlying fund maintains its assets abroad, the board members of the underlying fund or their delegate must determine whether maintaining the fund's assets with eligible foreign custodians will be subject to reasonable care, based on the standards applicable to the particular market. In addition, the board members or their delegates must monitor the continual appropriateness of these foreign custody arrangements. However, any losses resulting from the holding of the underlying fund's portfolio securities in foreign countries and/or with foreign custodians or securities depositories may be at the risk of shareholders, unless the losses are insured. No assurance can be given that the determination of the board members' or their delegates will always be correct or that exchange control restrictions or political acts of foreign governments might not occur.

Securities that are acquired by an underlying fund outside the United States and that are publicly traded in the United States on a foreign securities exchange or in a foreign securities market are not considered by the underlying fund to be illiquid assets provided that: (i) the underlying fund acquires and holds the securities with the intention of reselling the securities in the foreign trading market, (ii) the underlying fund reasonably believes it can readily dispose of the securities in the foreign trading market or for cash in the United States, or (iii) foreign market and current market quotations are readily available. Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries. Investments in foreign securities where delivery takes place outside the United States will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments. Changes of government administrations or economic or monetary policies in the United States or abroad, or changed circumstances regarding convertibility or exchange rates, could result in investment losses for the Portfolio. Foreign Currency Hedging Transactions

In order to hedge against foreign currency exchange rate risks, the underlying funds may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The underlying funds may also conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The underlying funds may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the underlying funds from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The underlying funds may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when the underlying funds believe that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the underlying fund's portfolio securities denominated in such foreign currency, or when an underlying fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount. This second investment practice is generally referred to as "cross-hedging." Because in connection with the underlying fund's forward foreign currency transactions an amount of the underlying fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the underlying funds will always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodities Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, the underlying funds' ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Underlying funds than if it had not engaged in such contracts. The underlying funds may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the underlying funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to the underlying funds' position, the underlying funds may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the underlying funds will be traded on U.S. and foreign exchanges or over-the-counter. The underlying funds may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the underlying fund's portfolio securities or adversely affect the prices of securities that an underlying fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the ability of the adviser to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, an underlying fund may not achieve the anticipated benefits of foreign currency futures or may realize losses. U.S. Government Securities The Portfolio may invest in obligations issued or guaranteed by the United States government or its agencies or instrumentalities which have remaining maturities not exceeding one year. The U.S. government securities in which the Portfolio invests are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Portfolio invests include, but are not limited to: o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds;
      notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States; notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.
Bank Obligations
The Portfolio and underlying funds may invest in obligations of U.S. banks (including certificates of deposit and bankers' acceptances) having total assets at the time of purchase in excess of $1 billion. Such banks shall be members of the Federal Deposit Insurance Corporation. A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. Commercial Paper Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by the Portfolio consists of direct obligations of domestic issuers which, at the time of investment, are:
(i) rated in the highest commercial paper rating category by a nationally recognized statistical rating organization ("NRSRO"), such as "P-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1" or better by Standard & Poor's ("Standard & Poor's"); (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by Standard & Poor's or a similar high grade rating by another NRSRO; or (iii) securities which, if not rated, are, in the opinion of Freedom Capital Management Corporation, the Portfolio's investment adviser ("Freedom Capital Management" or the "Adviser"), of an investment quality comparable to rated commercial paper in which the Funds may invest. The rating "P-1" is the highest commercial paper rating assigned by Moody's and the ratings "A-1" and "A-1+" are the highest commercial paper ratings assigned by Standard & Poor's. Debts rated "Aa" or better by Moody's or "AA" or better by Standard & Poor's are generally regarded as high-grade obligations and such ratings indicate that the ability to pay principal and interest is very strong.

Repurchase Agreements
The Portfolio and underlying funds may invest in securities subject to repurchase agreements with banks or broker-dealers. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon rate is unrelated to the interest rate on that security. The investment adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Portfolio or underlying fund may have problems in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. Repurchase agreements are considered to be loans under the Investment Company Act of 1940 (the "1940 Act") collateralized by the underlying securities.
                             INVESTMENT RESTRICTIONS
The following investment restrictions are in addition to those described under "Investment Objective" and "Investment Policies and Restrictions" in the prospectus. The following restrictions may not be changed with respect to the Portfolio without the approval of the holders of a majority of the Portfolio's outstanding securities. Except that the Portfolio may invest all of its investable assets in an open-end investment company with substantially the same investment policies and restrictions as the Portfolio, the Portfolio will not:
1. With respect to securities comprising 75% of the value of its total assets, the Portfolio will not invest more than 5% in securities of any one issuer (other than cash, cash items, securities of investment companies or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

2. The Portfolio will not issue senior securities, except that the Portfolio may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that the Portfolio may enter into futures contracts. The Portfolio will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Portfolio to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Portfolio will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

3. The Portfolio will not invest 25% or more of the value of its total assets in any one industry other than investment companies, except that the Portfolio may invest in securities issued by the U.S. government, its agencies or instrumentalities.

4. Purchase or otherwise acquire interests in real estate, real estate mortgage loans, except that the Portfolio may purchase securities issued by companies, including real estate investment trusts, which invest in real estate or interests therein.
5. Make loans, except that the Portfolio may purchase and hold publicly distributed debt securities and it may enter into repurchase agreements. 6. Sell securities short or invest in puts, calls, straddles, spreads or combinations thereof.

7. Purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Portfolio of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

8. Purchase or acquire commodities or commodity contracts (other than engaging in foreign currency exchanges contracts and futures contracts). 9. Act as an underwriter of securities.
In addition, as non-fundamental policies, the Portfolio will not: (i) invest in securities for the purpose of exercising control over or management of the issuer, although the Portfolio may own 25% or more of the assets of another investment company; (ii) participate in a joint or a joint-and-several basis in any trading account in securities; (iii) purchase securities of any closed-end investment company or any investment company which is not registered in the United States; or (iv) invest more than 15% of the Portfolio's net assets in illiquid securities.These additional policies may be changed as to the Portfolio by the Board of Trustees (the "Trustees") without shareholder approval. The underlying funds in which the Portfolio invests may, but need not, have the same investment policies as the Portfolio. Although the Portfolio may, from time to time, invest in shares of the same underlying fund owned by the Trust's other Portfolios, the percentage of the Portfolio's assets so invested may vary, and the Adviser will determine that such investments are consistent with the investment objective and policies of each Portfolio.
                                   MANAGEMENT
Trustees and Officers

The principal occupations of the Trustees and executive officers of the Trust for the past five years and their ages are listed below. The address of each, unless otherwise indicated, is One Beacon Street, Boston, Massachusetts 02108.

Dexter A. Dodge* (62), Trustee, Chairman and Chief Executive Officer. Chairman of the Adviser since October 1994. President and Managing Director of the Adviser since 1992. Vice President of Freedom Distributors Corporation since 1989. Chairman of the Boards and Chief Executive Officer of Freedom Mutual Fund and Freedom Group of Tax Exempt Funds since July 1992. Ernest T. Kendall (64), Trustee. 230 Beacon Street, Boston, Massachusetts 02116. President, Commonwealth Research Group, Inc., Boston, Massachusetts, a consulting firm specializing in microeconomics, regulatory economics and labor economics, since 1978. Trustee of Freedom Mutual Fund and Freedom Group of Tax Exempt Funds since September 1993. John R. Haack (54), Trustee since December 16, 1996. 311 Commonwealth Avenue, #81, Boston, Massachusetts 02115. Vice President of Operations, Reliable Transaction Processing, 1995 to present. Major General, Assistant to the Commander in Chief, U.S. Space Command, 1993 to 1995. General Manager, Unilect Industries, which is an electrical component manufacturer, 1993 to 1994. Brigadier General, Commander of 102nd Fighter Interceptor Wing, U.S. Air Force and Air National Guard, 1986 to 1993.

Richard B. Osterberg (52), Trustee. 84 State Street, Boston, Massachusetts 02109. Member of the law firm of Weston, Patrick, Willard & Redding, Boston, Massachusetts, since 1978. Trustee of Freedom Mutual Fund and Freedom Group of Tax Exempt Funds since September 1993.

Charles B. Lipson (50), President and Principal Executive Officer. President and founding partner of the M.D. Hirsch Division of Freedom Capital since January 1995. President and Chief Operating Officer of the M.D. Hirsch Division of Republic Asset Management Corporation from February 1991 to December 1994. Senior Vice President and Chief Operating Officer of Home Capital Services, Inc. prior to February 1991. John J. Danello (41), Executive Vice President. President, Chief Operating Officer and Secretary of the Adviser since October 1994. Vice President-Managing Director, Clerk and General Counsel of the Adviser from November 1986 to October 1994. President and Director since February 1989 and Clerk since February 1987 of Freedom Distributors Corporation. President and Secretary of Freedom Mutual Fund and Freedom Group of Tax Exempt Funds since July 1992. Michael D. Hirsch (51), Executive Vice President and Portfolio Manager. . Chairman, M.D. Hirsch Division of the Adviser since February 1995. Vice Chairman and Managing Director, M.D. Hirsch Division of Republic Asset Management Corporation from June 1993 to February 1994. President M.D. Hirsch
Investment Management, Inc. from February 1991 to June 1993. Chief Investment Officer, Republic National Bank of New York prior to February 1991.

Victor R.  Siclari  (35),  Secretary.  Federated  Investors  Tower,  Pittsburgh,
Pennsylvania 15222-3779. Vice President and Corporate Counsel, Federated Administrative Services since 1992; Associate of Morrison & Foerster, a law firm, from 1990 to 1992.

Judith J. Mackin (36), Treasurer. Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Assistant Vice President and Director of the Client Management and Services Group of Federated Administrative Services. Edward C. Gonzales (66), Executive Vice President. Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services. Ronald M. Petnuch (36), Executive Vice President. Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Vice President and Director of the Client Management and Services Group of Federated Administrative Services.

* Trustee may be deemed to be an "interested person" of the Trust as defined by the 1940 Act. Mr. Danello is also an officer of certain other investment companies for which the Adviser or an affiliate is the investment adviser. Messrs. Gonzales, Petnuch, Siclari and Ms. Mackin are also directors, trustees and/or officers of certain other investment companies for which Federated Investors or its subsidiaries serve as investment adviser, administrator and/or principal underwriter. Trustees' Compensation



Name,                         Aggregate Compensation         Total Compensation Paid
Position With Trust           From Trust*#                From Trust And Freedom Complex+**
 Dexter A. Dodge                                         $0 for the Trust and
 Trustee                     $     0                     4 other investment companies in the Freedom Complex
 Ernest T. Kendall          $6,600                      $20,400 for the Trust and
 Trustee                                                4 other investment companies in the Freedom Complex
 John R. Haack++                                        $0 for the Trust and
 Trustee                    $      0                    4 other investment companies in the Freedom Complex
 Richard B. Osterberg       $6,600                      $20,400 for the Trust and
 Trustee                                                4 other investment companies in the Freedom Complex

*    Information is furnished for the fiscal year ended September 30, 1996.
* Freedom Complex refers to both Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.
# The aggregate compensation is provided for the Trust which was comprised of 5 Portfolios during the fiscal year ended September 30, 1996.
+    The information is provided for the last fiscal year.
++   Mr. Haack became a Trustee on December 16, 1996.

Trustees who are not interested persons of the Trust receive an annual retainer of $3,600 and a fee of $600 for each meeting of the Trustees or committee thereof attended. The chairperson of each of the Audit and Contracts Committee receives an additional fee per annum of $600. Mr. Kendall serves as chairperson of the Audit Committee and Mr. Osterberg serves as chairperson of the Contracts Committee. Interested persons of the Trust who serve as Trustee receive no fees from the Trust. All Trustees of the Trust are reimbursed for expenses for attendance at meetings. The Trust has no bonus, profit sharing, pension or retirement plans. For the fiscal year ended September 30, 1996, the Trust paid $12,893 in Trustee fees and expenses. The Trustees of the Trust have two committees, an Audit Committee and a Contracts Committee. The Audit Committee assists the Board in fulfilling its duties relating to accounting and financial reporting practices and serves as a direct line of communication between the Board and the independent auditors. The Audit Committee is responsible for recommending the engagement or retention of the independent accountants, reviewing with the independent accountants the plan and the results of the auditing engagement, approving professional services provided by the independent accountants prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent auditors, reviewing the scope and results of procedures for internal auditing, and reviewing the system of internal accounting control. The function of the Contracts Committee is to assist the Board in fulfilling its duties with respect to the review and approval of contracts between the Trust, on behalf of the Portfolios, and other entities, including entering into new contracts and the renewal of existing contracts. The Contracts Committee considers investment advisory, distribution, transfer agency, administrative service and custodial contracts and such other contracts as the Board deems necessary or appropriate for the continuation of operations of the Portfolios or the Trust. The Contracts Committee will also be responsible for the selection and nomination of Trustees who are not "interested persons" within the meaning of the 1940 Act of the Trust. All of the Trustees who are not "interested persons" within the meaning of the 1940 Act of the Trust currently serve on the Audit and Contracts Committees. The Trust's Master Trust Agreement provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Investment Adviser Pursuant to an Investment Advisory Contract, Freedom Capital Management is responsible for the investment management of the Portfolio's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Portfolio's investments directly with the issuers or with brokers or dealers selected by it in its discretion, including Freedom Distributors and Edgewood. See "Portfolio Transactions." The Adviser also furnishes to the Trustees, which have overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Portfolio. The Adviser is a registered investment advisory firm which maintains a large securities research department, the efforts of which will be made available to the Portfolios. Thomas H. Lee Equity Fund III, L.P. is a Massachusetts limited partnership. The general partner of Thomas H. Lee Equity Fund III, L.P. is THL Equity Advisors III Limited Partnership, a Massachusetts limited partnership. The general partner of THL Equity Advisors III Limited Partnership is THL Equity Trust III, a Massachusetts business trust. The sole beneficial owner of THL Equity Trust III is Thomas H. Lee. The address of Thomas H. Lee Equity Fund III, L.P., THL Equity Advisors III Limited Partnership and THL Equity Trust III is 75 State Street, Boston, Massachusetts 02109. SCP Private Equity Partners, L.P. is a Delaware limited partnership. The general partner of SCP Private Equity Partners, L.P. is SCP Private Equity Management, L.P., a Delaware limited partnership. The interests of SCP Private Equity Management, L.P. are divided equally among its three general partners: Safeguard Capital Management, Inc. (which is a wholly owned subsidiary of Safeguard Scientifics, Inc., a publicly held company), Winston J. Churchill and Samuel A. Plum. The address of SCP Private Equity Partners, L.P., SCP Private Equity Management, L.P., Safeguard Capital Management, Inc., Winston J. Churchill and Samuel A. Plum is 435 Devon Park Drive, Wayne, Pennsylvania 19087. For a more complete description of the Adviser see "Management of FundManager Portfolios--The Adviser" in your prospectus. The investment advisory services of the Adviser to the Portfolios are not exclusive under the terms of the Investment Advisory Contract. The Adviser is free to render investment advisory services to others. For its services as investment adviser, the Adviser receives from the Portfolio a fee, payable monthly, at the annual rate of 0.50% of the Portfolio's average daily net assets up to $500 million and 0.40% of its average daily net assets in excess of $500 million. The Investment Advisory Contract will continue in effect from year to year provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of a Portfolio or by the Trustees and (ii) by a majority of the Trustees who are not parties to such Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Contract may be terminated with respect to the Portfolio on 60 days' written notice by either party to the Contract and will terminate automatically if assigned. Mr. Osterberg, a Trustee of the Trust, is a member of the law firm of Weston, Patrick, Willard & Redding, which has retained the Adviser from time to time to provide investment advisory consulting services for clients of such firm. Administrator The Trustees of the Trust have approved an Administrative Services Contract between the Trust and Federated Administrative Services ("FAS") as Administrator of the Trust and each Class of shares of each of the Portfolios. In this capacity, FAS will provide certain administrative and personnel services to the Portfolio for a fee as described in the prospectus. The administrative and personnel services necessary for the operation of the Trust provided by the Administrator include among other things: (i) preparation of shareholder reports and communications; (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions; and (iii) general supervision of the operation of the Trust, including coordination of the services performed by the Trust's investment adviser, transfer agent, custodian, independent auditors, legal counsel and others. In addition, the Administrator furnishes office space and facilities required for conducting the business of the Trust and pays the compensation of the Trust's officers, employees and Trustees (if any) affiliated with the Administrator. Distributors The Trustees of the Trust have approved a Distribution Contract between the Trust and the Distributors, pursuant to which such Distributors provide shareholder servicing services and/or distribute the Financial Adviser Class of shares of the Portfolio. The Trustees of the Trust have also approved a Distribution Contract between the Trust and each of Tucker Anthony and Sutro pursuant to which such distributors provide shareholder servicing services and distribute the No-Load Class of shares of the Portfolio. The Distributors are not obligated to sell any specific amount of shares. Under a Distribution Plan (the "Plan") adopted by the Financial Adviser Class of the Portfolio, the Portfolio may reimburse the distributors monthly (subject to a limit of 0.50% per annum of the Portfolio's average daily net assets attributable to the Financial Adviser Class) for the sum of (a) direct costs and expenses incurred by the Distributors in connection with advertising and marketing of the Financial Adviser Class of shares and (b) payment of fees to one or more broker-dealers or other organizations (other than banks) for services rendered in the distribution of the Financial Adviser Class of shares and for the provision of personal services and account maintenance services with respect to Portfolio shareholders, including payments in amounts based on the average daily value of Portfolio shares owned by shareholders in respect of which the broker-dealer or organization has a relationship. The fees and reimbursements paid by the Portfolio to the Distributors may equal up to 0.50% of the Portfolio's average daily net assets attributable to the Financial Adviser Class of shares, of which up to 0.25% of the Portfolio's average daily net assets attributable to the Financial Adviser Class may be paid for shareholder servicing expenses. Any payment by a Distributor or reimbursement of a Distributor by the Portfolio made pursuant to the Plan is contingent upon Trustees' approval. A report of the amounts expended pursuant to the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review at least quarterly. The Plan permits, among other things, payment by the Portfolio of the costs of preparing, printing and distributing prospectuses and of implementing and operating the Plan. The Plan also permits the Distributors to receive and retain brokerage commissions with respect to portfolio transactions for mutual funds in the Portfolio's portfolios, including funds which have a policy of considering sales of their shares in selecting broker-dealers for the execution of their portfolio transactions. In addition, Freedom Distributors and Edgewood may receive dealer reallowances (up to a maximum of 1% of the public offering price with respect to Freedom Distributors) and/or distribution payments, shareholder servicing fees or "trailer fees" from the underlying mutual funds purchased by the Portfolio. The Plan provides that it may not be amended to increase materially the costs which the Portfolio may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940
Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. While the Plan is in effect, the selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan has been approved, and is subject to annual approval, by the Board of Trustees and by the Trustees who are neither "interested persons" nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Trustees considered alternative methods to distribute the Financial Adviser Class of shares of the Portfolio and to reduce the Financial Adviser Class' per share expense ratios and concluded that there was a reasonable likelihood that the Plan will benefit such Class and its shareholders. The Plan is terminable with respect to the Financial Adviser Class or the Portfolio at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of the shares of the Portfolio or the Financial Adviser Class. The Portfolio will not invest in any fund which may be affiliated with the Distributors or any of their affiliates unless otherwise permitted under the 1940 Act. Service Organizations Pursuant to the Plan, the Trust also contracts with banks, trust companies, broker-dealers (other than the Distributors) or other financial organizations ("Service Organizations") to provide certain administrative services for the Portfolio's Financial Adviser Class of shares. Services provided by service organizations may include, among other things, providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with client orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in client-designated accounts; providing periodic statements showing a client's account balances and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a client's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the trust to clients; and such other services as the trust or a client reasonably may request, to the extent permitted by applicable statute, rule or regulation. The Distributors and the Adviser will not be service organizations or receive fees for servicing. FundManager Advisory Program Shares of the No-Load Class of shares will be offered to participants in the FundManager Advisory Program who receive, for an advisory fee at a maximum annual rate based upon a percentage of assets invested, certain services, including asset allocation recommendations with respect to mutual funds based on an evaluation of their investment objectives and risk tolerances.
                             PORTFOLIO TRANSACTIONS
As part of its obligations under the investment advisory contract, the Adviser places all orders for the purchase and sale of portfolio investments for the Portfolios' accounts with brokers or dealers selected by it in its discretion, including Freedom Distributors or Edgewood. In selecting a broker, the Adviser considers a number of factors including the research and other investment information provided by the broker.
                                OTHER INFORMATION
Capitalization
FundManager Portfolios (formerly named FundManager Trust) is a Delaware business trust established under a Master Trust Agreement dated February 7, 1995. Prior to May 8, 1995, the FundManager Portfolios were series of the Republic Funds (formerly FundTrust), a Massachusetts business trust (organized April 22, 1987). Republic Funds was a successor to two previously-existing Massachusetts business trusts, FundTrust Tax-Free Trust (organized on July 30, 1986) and FundVest (organized on July 17, 1984, and since renamed Fund Source). The Trust currently consists of six separately managed portfolios each offering two classes of shares of beneficial interest (except Managed Total Return Portfolio, which only offers a Financial Adviser Class). The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trustees may establish additional series (with different investment objectives and fundamental policies) and additional classes of shares at any time in the future. Establishment and offering of additional series and classes will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio, each shareholder is entitled to receive his pro rata share of the net assets of that Portfolio. The Portfolio's Tax Status The Portfolio may invest in any non-U.S. corporations which could be treated as passive foreign investment companies ("PFICs"). This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the Portfolio does invest in PFICs, it may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may not be treated as PFICs if they satisfy certain technical requirements under the Code. To the extent that the Portfolio does invest in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to its shareholders. Therefore, the payment of this tax would reduce the Portfolio's economic return from its PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains. An underlying fund may inadvertently invest in non-U.S. corporations which would be treated as Passive Foreign Investment Companies ("PFICs") or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent an underlying fund does invest in PFICs, it may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the underlying fund may be required to distribute amounts in excess of its realized income and gains. To the extent that the underlying fund itself is required to pay a tax on income or gain from investment in PFICs, the payment of this tax would reduce the Portfolio's economic return. Voting Rights Under the Master Trust Agreement, the Trust is not required to hold annual meetings to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law. However, the Master Trust Agreement provides that the holders of not less than two thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Performance Information The Trust may, from time to time, include quotations of the Portfolio's yield and average annual total return in advertisements or reports to shareholders or prospective investors. Quotations of yield will be based on the Portfolio's investment income per share earned during a particular 30-day period, less expenses accrued during the period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:
                            YIELD = 2[(A cdB + 1)6-1]
(where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends and d = the maximum offering price per share on the last day of the period). Quotations of the Portfolio's average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in such Portfolio over periods of 1, 5 and 10 years (up to the life of the Portfolio), calculated pursuant to the following formula:
                                P (1 + T)n = ERV
(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of Portfolio expenses on an annual basis and will assume that all dividends and distributions are reinvested when paid. Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Portfolio during the particular time period shown. Yield and total return for the Portfolio will vary based on changes in market conditions and the level of the Portfolio's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future. Investors who purchase and redeem Financial Adviser Class Shares of the Portfolio through a customer account maintained at a service organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the service organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and effective yield of the Portfolio for those investors. Investors who maintain accounts with the Trust as transfer agent will not pay these fees. In connection with communicating its performance to current or prospective shareholders, the Portfolio also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of the Portfolio's performance made by independent sources may also be used in advertisements concerning the Portfolio. Sources for the Portfolio's performance information could include the following: Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data. Bottom Line, a bi-weekly newsletter which periodically reviews mutual funds and interviews their portfolio managers.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

Changing Times, THE KIPLINGER MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

CNBC, a cable financial news television station which periodically reviews mutual funds and interviews portfolio managers.

Consumer Digest, a monthly business/financial magazine that includes a "money watch" section featuring financial news.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morningstar, Inc., a publisher of financial information and mutual fund research. Mutual Funds Magazine, a magazine for the mutual fund investor which frequently reviews and ranks mutual funds and interviews their portfolio managers.

New York Times, a nationally distributed newspaper which regularly covers financial news.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "mutual funds outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

Value Line, a bi-weekly publication that reports on the largest 15,000 mutual funds.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Weisenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

Worth Magazine, a monthly magazine for the individual investor which frequently reviews and ranks mutual funds and interviews their portfolio managers.

In addition, the Trust may also provide in its communications to current or prospective shareholders a listing of those investment companies and mutual fund complexes or the respective funds included in the Portfolio's portfolio holdings. These may include, but are not limited to, the following:

Fund Complexes -- The AIM Family of Funds; The American Funds Group; Dodge & Cox Investment Managers; Fidelity Investment; First Pacific Advisors, Inc.; Franklin Custodian Funds, Inc.; Franklin Templeton Group; Friess Associates, Inc.; The Gabelli Funds; Guardian Investor Services Corporation; Harbor Capital Advisors, Inc.; Harris Associates, L.P.; Hotchkis & Wiley Funds; IDS Management; Lord Abbett Family of Funds; Massachusetts Financial Services Company; Miller Anderson & Sherrerd, LLP; MJ Whitman, Inc.; Mutual Series Fund, Inc.; Neuberger & Berman Management Inc.; Pacific Financial Research; Pacific Investment Management Company; Pioneer Funds Distributor; Putnam Funds; The Royce Funds; Sanford C. Bernstein & Co., Inc.; Socie'te Ge'ne'rale Asset Management Corp.; T. Rowe Price Associates, Inc.; The Vanguard Family of Funds; Venture Advisors, L.P.; Waddell & Reed Asset Management Company; Yacktman Asset Management.

Independent Auditors

Ernst & Young LLP serves as the independent auditors for the Trust. Ernst & Young LLP audits the Portfolio's financial statements, prepares the Portfolio's tax return and assists in filings with the SEC. Ernst & Young LLP's address is 200 Clarendon Street, Boston, MA 02116.

Counsel

Goodwin, Procter & Hoar, Exchange Place, Boston, Massachusetts 02109, passes upon certain legal matters in connection with the shares offered by the Trust and also acts as counsel to the Trust.

                             REGISTRATION STATEMENT

The prospectus and Statement of Additional Information do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the prospectus and Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

        G0 (/97)


PART C   OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements: To be filed by amendment.

(b)      Exhibits:

(l) (i)    Conformed copy of the Master Trust Agreement of the Registrant; (4)
    (ii)   Conformed copy of the Amendment No. 1 to Master Trust Agreement; (4)
    (iii)  Conformed copy of the Amendment No. 2 to Master Trust Agreement; (11)
    (iv)   Conformed copy of the Amendment No. 3 to Master Trust Agreement; (11)
(2)      Copy of By-Laws of the Registrant; (4)
(3)      Not Applicable
(4)      Not Applicable
(5) Conformed copy of the new Master Investment Advisory Contract and Investment Advisory Contract Supplement for Aggressive Growth
Portfolio, Growth Portfolio,Growth with Income Portfolio, Bond Portfolio,
Managed
             Total Return Portfolio; (11)
(6) (i) Conformed copy of the Distributors Contract between Edgewood Services Company and FundManager
             Portfolios; (11)
    (ii)     Conformed copy of the Master Distributors Contract between Tucker
               Anthony Incorporated and FundManager  Portfolios; (11)
    (iii)    Conformed copy of the Master Distributors Contract between Sutro
           & Co. Incorporated and FundManager     Portfolios; (11)
    (iv)     Conformed copy of the Master Distributors Contract between Freedom
               Distributors Corporation and FundManager Portfolios; (11)
(7)      Not Applicable
(8)      Conformed copy of Custodian Agreement between FundManager
          Portfolios and Investors Bank & Trust Company; (11)
         (i)      Domestic Custody and Accounting Fee Schedule;+
(9)      (i)      Conformed copy of the Administrative Services Agreement
                    between FundManager Portfolios and Federated Administrative Services;
(11)
                  (ii)     Conformed copy of the Transfer Agency and Service
                              Agreement between FundManager Portfolios and
                              Investors Bank & Trust Company; (11)
         (10)     Opinion and Consent of counsel; (2)

-----------------------------------

+ All exhibits have been filed electronically.

(2)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  1  to  the
     Registrant's Registration Statement as filed with the Commission on May 3, 1995. (File Nos. 33-89754 and 811-8992)


(4)  Incorporated  by  reference  to   Post-Effective   Amendment  No.2  to  the
     Registrant's Registration Statement as filed with the Commission on January 30, 1996. (File Nos. 33-89754 and 811-8992)

(11) Incorporated  by  reference  to   Post-Effective   Amendment  No.4  to  the
     Registrant's Registration Statement as filed with the Commission on January 23, 1997. (File Nos. 33-89754 and 811-8992)

(11)     Not Applicable
(12)     Not Applicable
(13)     Not Applicable
(14)     Not Applicable

(15) Amended and Restated Master Distribution Plan and Supplements for the Financial Adviser Class of shares; (3)

(16) Copy of Performance Data Calculations: Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio, Managed Total Return Portfolio; (2)

(17)     Not Applicable
(18)     Multiple Class Expense Allocation Plan; (3)
(19) Conformed copy of Powers of Attorney of Trustees and Officers of Registrant; (11)

ITEM 25. Persons Controlled by or Under Common Control with Registrant:

         Not Applicable

ITEM 26. Number of Holders of Securities.

Title of Class                                    Number of Record Holders
                                                   as of September 17, 1997

                  Aggressive Growth Portfolio
                  Financial Adviser Class                   1,509
                  No-Load Class                               142

                  Growth Portfolio
                  Financial Adviser Class                     726
                  No-Load Class                               128

                  Growth with Income Portfolio
                  Financial Adviser Class                     828
                  No-Load Class                               131

                  Bond Portfolio
                  Financial Adviser Class                     210
                  No-Load Class                               110

                  Managed Total Return Portfolio
                  Financial Adviser Class                     591

                  International Portfolio
                  Financial Adviser Class                                  0
                  No-Load Class                                            0

ITEM 27. Indemnification; (4)

-----------------------------------

+ All exhibits have been filed electronically.

(2)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  1  to  the
     Registrant's Registration Statement as filed with the Commission on May 3, 1995. (File Nos. 33-89754 and 811-8992)

(3)  Incorporated  by  reference  to   Post-Effective   Amendment  No.1  to  the
     Registrant's Registration Statement as filed with the Commission on July 28, 1995. (File Nos. 33-89754 and 811-8992)

(4)  Incorporated  by  reference  to   Post-Effective   Amendment  No.2  to  the
     Registrant's Registration Statement as filed with the Commission on January 30, 1996. (File Nos. 33-89754 and 811-8992)

(11) Incorporated  by  reference  to   Post-Effective   Amendment  No.4  to  the
     Registrant's Registration Statement as filed with the Commission on January 23, 1997. (File Nos. 33-89754 and 811-8992)


ITEM 28. Business and Other Connections of Investment Adviser:

         For a description of the other business of the investment adviser, see the section entitled "Management of FundManager Portfolios-The Adviser" in Part A.

The names and principal occupations of each director and executive officer of Freedom Capital Management Corporation are set forth below:

NAME                        BUSINESS AND OTHER CONNECTIONS

John H. Goldsmith           President and Chief Executive Officer of
                            Freedom Securities Corporation; Chairman and Chief
                            Executive Officer of Tucker Anthony Incorporated;
                            Managing Director of Freedom Capital

Dexter A. Dodge             Chairman and Director of Freedom Capital;
                            Vice President of Freedom Distributors Corporation

Lawrence G. Kirshbaum       Chief Financial Officer of Freedom
                            Securities Corporation;  Director of Tucker Anthony
                            Holding Corp.,  Sutro Group and John
                            Hancock Clearing Corporation;  Managing  Director of
                            Freedom  Capital;  Registered  Principal  of
                            Tucker Anthony  Incorporated;  Former Chief
                            Executive Officer of Kirshbaum & Co. and of
                            Prescott, Ball & Turben

John J. Danello            Chief Operating Officer, Managing Director, Clerk and
                           General Counsel of Freedom Capital; President and
                           Director of Freedom Distributors Corporation

Richard V. Howe             Managing Director of Freedom Capital

Arthur E. McCarthy          Managing Director of Tucker Anthony Incorporated

Michael M. Spencer          Senior Vice President and Director of Fixed-Income
                              Investments of Freedom Capital;
                               Portfolio Manager at Shawmut Investment Advisers

Terrence J. Gerlich         Managing Director of Freedom Capital

Charles B. Lipson           President of the M.D. Hirsch Division of the
                            Adviser since February 1995; President and Chief
                            Operating Officer of the M.D. Hirsch Division of
                            Republic Asset Management Corporation from February
                            1991 to December 1994

Michael D. Hirsch           Chairman, M.D. Hirsch Division of the Adviser since
                            February 1995; Vice President and Executive Vice
                            Chairman and Managing Director, Portfolio Manager of M.D. Hirsch Division of Republic Asset Management
                            Corporation from June 1993 to February 1994

ITEM 29. Principal Underwriters

                  (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the
                         Registrant: BT Advisor Funds, BT Pyramid Mutual Funds, BT Investment Funds, BT Institutional Funds, Excelsior Institutional Trust (formerly, UST Master Funds, Inc.), Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), Excelsior Institutional Trust, FTI Funds, FundManager Portfolios, Marketvest Funds, Marketvest Funds, Inc. and Old Westbury Funds, Inc.

                  (b)


              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Distributor                        With Registrant
Lawrence Caracciolo                            Director, President,                              --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Arthur L. Cherry                               Director,                                         --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

J. Christopher Donahue                         Director,                                         --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Sholes                               Vice President,                                   --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                              Vice President,                                   --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Schmitt                              Vice President,                                   --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ernest L. Linane                               Assistant Vice President,                         --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

S. Elliott Cohan                               Secretary,                            Assistant Secretary
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas J. Ward                                 Assistant Secretary,                              --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Kenneth W. Pegher, Jr.                         Treasurer,                                        --
Federated Investors Tower                      Edgewood Services, Inc.


(ai) Freedom Distributors Corp., a Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.



         (bi)
              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Distributor                      With Registrant

John J. Danello                                President and Director                    Executive Vice
One Beacon Street                              of Freedom Distributors                   President of the
Boston, MA 02108                               Corp.                                     Registrant.

Michael G. Ferry                               Treasurer of Freedom                              --
One Beacon Street                              Distributors Corp.
Boston, MA 02108

Dexter A. Dodge                                Director of Freedom                       Trustee, Chairman
One Beacon Street                              Distributors Corp.                        and Chief
Boston, MA 02108                                                                         Executive Officer
                                                                                         of the Registrant.

Maureen M. Renzi                               Vice President and Clerk                  Assistant
One Beacon Street                              of Freedom Distributors                   Secretary of the
Boston, MA 02108                               Corp.                                     Registrant.


(aii)Tucker Anthony Incorporated, a Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.

         (bii)
              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Distributor                      With Registrant

John H. Goldsmith                              Chairman, Chief Executive                         --
One World Financial Center                     Officer and Director of
New York, NY 10281                             Tucker Anthony Incorporated.

Robert H. Yevich                               President and Director of                         --
One World Financial Center                     Tucker Anthony Incorporated.
New York, NY 10281

Thomas A. Pasquale                             Executive Vice President                          --
One World Financial Center                     and Director of Tucker
New York, NY 10281                             Anthony Incorporated.

Marc Menchel                                   Executive Vice President,                         --
One World Financial Center                     Secretary and Clerk of
New York, NY 10281                             Tucker Anthony Incorporated.

Thomas E Gilligan                              Treasurer and Chief Executive,            --
One World Financial Center                     Officer of Tucker Anthony
New York, NY 10281                             Incorporated.






(aiii) Sutro & Co. Incorporated, a Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.

         (biii)
              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Distributor                      With Registrant

John F. Luikart                                President and Chief Executive                     --
201 California Street                          Officer of Sutro & Co.
San Francisco, CA 94111                        Incorporated.

Mary Jane Delaney                              Executive Vice President                          --
201 California Street                          and General Counsel of
San Francisco, CA 94111                        Sutro & Co. Incorporated.

John H. Goldsmith                              Director of Sutro & Co.                           --
One World Financial Center                     Incorporated.
New York, NY 10281

Fergus J. Henehan                              Executive Vice President of                       --
201 California Street                          Sutro & Co. Incorporated.
San Francisco, CA 94111

John W. Eisle                                  Executive Vice President of                       --
201 California Street                          Sutro & Co. Incorporated.
San Francisco, CA 94111

Thomas R. Weinberger                           Executive Vice President of                       --
201 California Street                          Sutro & Co. Incorporated.
San Francisco, CA 94111

(c) Not Applicable.

ITEM 30. Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder will be maintained at one of the following locations:

Registrant                                 Federated Investors Tower
                                           Pittsburgh, Pennsylvania 15222-3779

Freedom Capital Management Corporation      One Beacon Street
("Adviser")                                 Boston Massachusetts 02108.

Federated Administrative Services           Federated Investors Tower
("Administrator")                           Pittsburgh, Pennsylvania 15222-3779

Federated Shareholder Services Company      P.O. Box 8600
("Transfer Agent and Dividend               Boston, Massachusetts 02266-8600
Disbursing Agent and Shareholder
Servicing Agent")

State Street Bank and Trust Company         P.O. Box 8600
("Custodian and Portfolio                   Boston, Massachusetts 02266-8600
Accountant")

ITEM 31. Management Services:
                  Not applicable.

ITEM 32. Undertakings

         Registrant hereby undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.

         Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

Registrant hereby undertakes to file a post-effective amendment using financial statements, which need not be certified, within four to six months from the effective date of Registrant's Post- Effective Amendment No. 5.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, FUNDMANAGER PORTFOLIOS (formerly, FundManager Trust), certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the th day of October 21, 1997.

                             FUNDMANAGER PORTFOLIOS
                          (formerly, FUNDMANAGER TRUST)

                            By: /s/ Victor R. Siclari
                                 Victor R. Siclari, Secretary
                                 October 21, 1997

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


NAME                                        TITLE                DATE

By:      /s/ Victor R. Siclari      Attorney in Fact          October 21, 1997
         Victor R. Siclari          For the Persons
         SECRETARY                          Listed Below


/s/Dexter A. Dodge*                 Chairman and Trustee
Dexter A. Dodge                     (Chief Executive Officer)

/S/Charles B. Lipson*               President
Charles B. Lipson                   (Principal Executive Officer)

/S/Judith J. Mackin*                Treasurer
Judith J. Mackin                    (Principal Financial and
                                             Accounting Officer)

/S/Ernst T. Kendall*                Trustee
Ernst T. Kendall

/S/Richard B. Osterberg*   Trustee
Richard B. Osterberg

/S/John R. Haack*                   Trustee
John R. Haack


* By Power of Attorney